UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock Investments

John Hancock

Sovereign Investors Fund

Annual Report

10.31.13

A look at performance

Total returns for the period ended October 31, 2013

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception[2]	1-year	5-year	10-year	inception[2]	10-31-13	10-31-13

Class A	13.88	9.48	4.88	—	13.88	57.26	61.03	—	1.13	1.12

Class B	14.03	9.56	4.82	—	14.03	57.87	60.15	—	0.50	0.50

Class C	18.04	9.84	4.69	—	18.04	59.89	58.09	—	0.50	0.50

Class I3	20.35	11.07	—	5.82	20.35	69.04	—	75.22	1.49	1.49

Index†	27.18	15.17	7.46	—	27.18	102.61	105.29	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	1.17	1.87	1.87	0.77

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the S&P 500 Index.

See the following page for footnotes.

6	Sovereign Investors Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B4	10-31-03	$16,015	$16,015	$20,529

Class C4	10-31-03	15,809	15,809	20,529

Class I3	12-1-03	17,522	17,522	20,122

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.

2 From 12-1-03.

3 For certain types of investors, as described in the fund’s prospectus.

4 The contingent deferred sales charge is not applicable.

Annual report | Sovereign Investors Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management, a division of Manulife Asset Management (US) LLC

For the 12 months ended October 31, 2013, the S&P 500 Index posted a gain of 27.18%, versus 27.16% for the large blend category monitored by Morningstar, Inc.† The market was buoyed in part by the U.S. Federal Reserve’s (Fed’s) decision to increase the bond buying in its quantitative easing (QE) program from $40 billion to $85 billion per month. One notable development was the Fed’s unexpected decision in September to postpone any tapering of QE, which temporarily lifted stock and bond prices. Despite some weakness in late September triggered by the prospect of a partial shutdown of the federal government, stocks were quick to bounce back when a resolution of this issue was in sight, with the S&P 500 Index, the fund’s benchmark, closing the one-year period near its all-time high. All of the benchmark’s sectors except for utilities delivered double-digit gains.

During the 12-month period, John Hancock Sovereign Investors Fund’s Class A shares returned 19.84%, excluding sales charges. Stock selection in the information technology sector was an important detractor from the fund’s performance versus its benchmark, along with unrewarding picks in energy, consumer staples, consumer discretionary, and financials. At the stock level, IBM Corp. and enterprise database supplier Oracle Corp. hampered performance, both victims of tepid corporate outlays for technology. Diversified healthcare firm Baxter International, Inc. also worked against the fund’s results. In all three cases, we thought most negatives had already been reflected in the stock price and maintained the position. Positive influences came from athletic footwear maker NIKE, Inc. and TJX Companies, Inc., an off-price clothing and home furnishings retailer. In healthcare, the fund’s results were lifted by Johnson & Johnson and drug distributor AmerisourceBergen Corp., which in March announced a long-term deal with drugstore chain Walgreens.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Sovereign Investors Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2013, with the same investment held until October 31, 2013.

	Account value	Ending value	Expenses paid during
	on 5-1-13	on 10-31-13	period end 10-31-13[1]

Class A	$1,000.00	$1,076.20	$5.76

Class B	1,000.00	1,072.70	9.40

Class C	1,000.00	1,072.50	9.40

Class I	1,000.00	1,078.20	3.98

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Sovereign Investors Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2013, with the same investment held until October 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 5-1-13	on 10-31-13	period end 10-31-13[1]

Class A	$1,000.00	$1,019.70	$5.60

Class B	1,000.00	1,016.10	9.15

Class C	1,000.00	1,016.10	9.15

Class I	1,000.00	1,021.40	3.87

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.10%, 1.80%, 1.80% and 0.76% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Sovereign Investors Fund | Annual report

Portfolio summary

Top 10 Holdings (30.1% of Net Assets on 10-31-13)[1,2]

Occidental Petroleum Corp.	3.6%	Comcast Corp., Class A	2.9%

Johnson & Johnson	3.5%	Philip Morris International, Inc.	2.8%

Chevron Corp.	3.4%	IBM Corp.	2.7%

QUALCOMM, Inc.	3.0%	Oracle Corp.	2.6%

AmerisourceBergen Corp.	3.0%	NIKE, Inc., Class B	2.6%

Sector Composition[1,3]

Information Technology	17.7%	Consumer Discretionary	10.6%

Financials	12.9%	Materials	2.5%

Health Care	12.4%	Telecommunication Services	2.3%

Consumer Staples	12.3%	Utilities	1.3%

Industrials	12.0%	Short-Term Investments & Other	5.2%

Energy	10.8%

1 As a percentage of net assets on 10-31-13.

2 Cash and cash equivalents not included.

3 Large company stocks could fall out of favor. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Sovereign Investors Fund	11

Fund’s investments

As of 10-31-13

	Shares	Value
Common Stocks 94.8%		$565,571,995

(Cost $375,451,868)

Consumer Discretionary 10.6%		63,037,622

Hotels, Restaurants & Leisure 1.2%

McDonald’s Corp.	76,400	7,374,128

Media 2.9%

Comcast Corp., Class A	361,000	17,176,380

Specialty Retail 2.6%

TJX Companies, Inc.	252,600	15,355,554

Textiles, Apparel & Luxury Goods 3.9%

NIKE, Inc., Class B	206,000	15,606,560

VF Corp.	35,000	7,525,000

Consumer Staples 12.3%		73,245,646

Beverages 4.0%

Diageo PLC, ADR	49,800	6,353,982

PepsiCo, Inc.	137,425	11,556,068

The Coca-Cola Company	150,500	5,955,285

Food & Staples Retailing 3.9%

CVS Caremark Corp.	235,000	14,631,100

Wal-Mart Stores, Inc.	112,400	8,626,700

Household Products 1.6%

The Procter & Gamble Company	118,495	9,568,471

Tobacco 2.8%

Philip Morris International, Inc.	185,750	16,554,040

Energy 10.8%		64,726,150

Oil, Gas & Consumable Fuels 10.8%

Chevron Corp.	167,000	20,033,320

Exxon Mobil Corp.	155,900	13,971,758

Occidental Petroleum Corp.	224,300	21,550,744

The Williams Companies, Inc.	256,800	9,170,328

Financials 12.9%		77,192,589

Capital Markets 3.4%

T. Rowe Price Group, Inc.	149,300	11,557,313

The Goldman Sachs Group, Inc.	53,300	8,573,838

Commercial Banks 1.7%

Cullen/Frost Bankers, Inc. (L)	145,000	10,264,550

12	Sovereign Investors Fund | Annual report	See notes to financial statements

	Shares	Value
Diversified Financial Services 1.9%

JPMorgan Chase & Company	221,391	$11,410,492

Insurance 4.2%

ACE, Ltd.	139,400	13,304,336

Aflac, Inc.	182,000	11,826,360

Real Estate Investment Trusts 1.7%

Essex Property Trust, Inc.	63,700	10,255,700

Health Care 12.4%		73,682,645

Health Care Equipment & Supplies 2.2%

Baxter International, Inc.	195,900	12,903,933

Health Care Providers & Services 3.0%

AmerisourceBergen Corp.	272,800	17,822,024

Pharmaceuticals 7.2%

Johnson & Johnson	222,500	20,605,725

Novartis AG, ADR	162,358	12,590,863

Sanofi, ADR	182,500	9,760,100

Industrials 12.0%		71,690,507

Aerospace & Defense 2.4%

United Technologies Corp.	136,000	14,450,000

Industrial Conglomerates 2.0%

General Electric Company	454,150	11,871,481

Machinery 5.3%

Caterpillar, Inc.	89,676	7,475,391

Dover Corp.	118,900	10,913,831

Parker Hannifin Corp.	53,584	6,254,324

Pentair, Ltd.	100,200	6,722,418

Professional Services 1.3%

Robert Half International, Inc.	209,400	8,068,182

Road & Rail 1.0%

Union Pacific Corp.	39,200	5,934,880

Information Technology 17.7%		105,645,904

Communications Equipment 3.0%

QUALCOMM, Inc.	259,000	17,992,730

Computers & Peripherals 2.2%

Apple, Inc.	25,389	13,261,944

IT Services 4.2%

Accenture PLC, Class A	117,481	8,634,854

IBM Corp.	89,500	16,039,295

Semiconductors & Semiconductor Equipment 3.6%

Altera Corp.	239,755	8,055,768

Microchip Technology, Inc. (L)	312,500	13,425,000

Software 4.7%

Microsoft Corp.	351,750	12,434,363

Oracle Corp.	471,700	15,801,950

See notes to financial statements	Annual report | Sovereign Investors Fund	13

		Shares	Value
Materials 2.5%			$14,744,469

Chemicals 1.4%

Praxair, Inc.		65,800	8,205,918

Metals & Mining 1.1%

Nucor Corp.		126,300	6,538,551

Telecommunication Services 2.3%			13,817,938

Diversified Telecommunication Services 2.3%

AT&T, Inc.		381,711	13,817,938

Utilities 1.3%			7,788,525

Electric Utilities 1.3%

NextEra Energy, Inc.		91,900	7,788,525

	Yield (%)	Shares	Value
Securities Lending Collateral 2.7%			$16,083,815

(Cost $16,075,117)

John Hancock Collateral Investment Trust (W)	0.1934 (Y)	1,607,064	16,083,815

		Par value	Value
Short-Term Investments 4.8%			$28,832,000

(Cost $28,832,000)

Repurchase Agreement 4.8%			28,832,000
Barclays Tri-Party Repurchase Agreement dated 10-31-13 at 0.070% to be repurchased at $28,287,055 on 11-1-13, collateralized by $28,776,300
U.S. Treasury Notes, 0.375% due 11-15-15 (valued at $28,852,849,
including interest)		$28,287,000	28,287,000

Repurchase Agreement with State Street Corp. dated 10-31-13 at
0.000% to be repurchased at $545,000 on 11-1-13, collateralized by
$560,000 U.S. Treasury Notes, 1.000% due 5-31-18 (valued at $557,900
including interest)		545,000	545,000

Total investments (Cost $420,358,985)† 102.3%			$610,487,810

Other assets and liabilities, net (2.3%)			($13,615,620)

Total net assets 100.0%			$596,872,190

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(L) A portion of this security is on loan as of 10-31-13.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 10-31-13.

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $421,591,363. Net unrealized appreciation aggregated $188,896,447, of which $189,554,094 related to appreciated investment securities and $657,647 related to depreciated investment securities.

14	Sovereign Investors Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $404,283,868) including
$16,554,280 of securities loaned	$594,403,995
Investments in affiliated issuers, at value (Cost $16,075,117)	16,083,815

Total investments, at value (Cost $420,358,985)	610,487,810
Cash	848,121
Receivable for investments sold	2,695,677
Receivable for fund shares sold	199,749
Dividends and interest receivable	641,715
Receivable for securities lending income	3,249
Other receivables and prepaid expenses	114,550

Total assets	614,990,871

Liabilities

Payable for investments purchased	1,251,362
Payable for fund shares repurchased	503,099
Payable upon return of securities loaned	16,088,300
Payable to affiliates
Accounting and legal services fees	20,333
Transfer agent fees	69,811
Trustees’ fees	87,990
Other liabilities and accrued expenses	97,786

Total liabilities	18,118,681

Net assets	$596,872,190

Net assets consist of

Paid-in capital	$353,518,149
Undistributed net investment income	318,048
Accumulated net realized gain (loss) on investments	52,907,168
Net unrealized appreciation (depreciation) on investments	190,128,825

Net assets	$596,872,190

See notes to financial statements	Annual report | Sovereign Investors Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($537,253,953 ÷ 28,524,606 shares)[1]	$18.83
Class B ($16,213,981 ÷ 864,801 shares)[1]	$18.75
Class C ($18,407,808 ÷ 979,075 shares)[1]	$18.80
Class I ($24,996,448 ÷ 1,326,180 shares)	$18.85

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.82

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Sovereign Investors Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$14,526,427
Securities lending	49,686
Interest	5,953
Less foreign taxes withheld	(96,123)

Total investment income	14,485,943

Expenses

Investment management fees	3,419,354
Distribution and service fees	1,878,773
Accounting and legal services fees	117,219
Transfer agent fees	941,171
Trustees’ fees	27,812
State registration fees	70,466
Printing and postage	62,547
Professional fees	56,836
Custodian fees	66,143
Registration and filing fees	31,767
Other	18,835

Total expenses	6,690,923
Less expense reductions	(13,566)

Net expenses	6,677,357

Net investment income	7,808,586

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	57,623,707
Investments in affiliated issuers	(2,934)

57,620,773
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	39,013,812
Investments in affiliated issuers	1,102

39,014,914

Net realized and unrealized gain	96,635,687

Increase in net assets from operations	$104,444,273

See notes to financial statements	Annual report | Sovereign Investors Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	10-31-13	10-31-12

Increase (decrease) in net assets

From operations
Net investment income	$7,808,586	$7,224,162
Net realized gain	57,620,773	31,952,579
Change in net unrealized appreciation (depreciation)	39,014,914	23,150,213

Increase in net assets resulting from operations	104,444,273	62,326,954

Distributions to shareholders
From net investment income
Class A	(7,047,962)	(6,835,524)
Class B	(117,367)	(130,307)
Class C	(115,355)	(116,411)
Class I	(529,587)	(618,197)
From net realized gain
Class A	(25,534,017)	(4,951,731)
Class B	(907,203)	(197,440)
Class C	(833,710)	(177,125)
Class I	(1,763,077)	(368,148)

Total distributions	(36,848,278)	(13,394,883)

From fund share transactions	(29,551,561)	(50,487,230)

Total increase (decrease)	38,044,434	(1,555,159)

Net assets

Beginning of year	558,827,756	560,382,915

End of year	$596,872,190	$558,827,756

Undistributed net investment income	$318,048	$189,538

18	Sovereign Investors Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$16.81	$15.46	$14.94	$13.84	$12.88
Net investment income[1]	0.24	0.21	0.15	0.16	0.14
Net realized and unrealized gain on investments	2.91	1.52	0.52	1.10	0.96
Total from investment operations	3.15	1.73	0.67	1.26	1.10
Less distributions
From net investment income	(0.24)	(0.22)	(0.15)	(0.16)	(0.14)
From net realized gain	(0.89)	(0.16)	—	—	—
Total distributions	(1.13)	(0.38)	(0.15)	(0.16)	(0.14)
Net asset value, end of period	$18.83	$16.81	$15.46	$14.94	$13.84
Total return (%)[2,3]	19.84	11.40	4.49	9.12	8.75

Ratios and supplemental data

Net assets, end of period (in millions)	$537	$491	$487	$503	$491
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.19	1.17	1.22	1.34
Expenses net of fee waivers and credits	1.13	1.19	1.17	1.21	1.33
Net investment income	1.37	1.28	0.97	1.09	1.13
Portfolio turnover (%)	33	32	52	48	77

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS B SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$16.74	$15.39	$14.88	$13.78	$12.83
Net investment income[1]	0.12	0.10	0.04	0.06	0.06
Net realized and unrealized gain on investments	2.90	1.52	0.51	1.10	0.95
Total from investment operations	3.02	1.62	0.55	1.16	1.01
Less distributions
From net investment income	(0.12)	(0.11)	(0.04)	(0.06)	(0.06)
From net realized gain	(0.89)	(0.16)	—	—	—
Total distributions	(1.01)	(0.27)	(0.04)	(0.06)	(0.06)
Net asset value, end of period	$18.75	$16.74	$15.39	$14.88	$13.78
Total return (%)[2,3]	19.03	10.69	3.69	8.40	7.95

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$18	$20	$25	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	1.89	1.86	1.93	2.05
Expenses net of fee waivers and credits	1.83	1.89	1.86	1.93	2.04
Net investment income	0.68	0.59	0.28	0.41	0.46
Portfolio turnover (%)	33	32	52	48	77

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

See notes to financial statements	Annual report | Sovereign Investors Fund	19

CLASS C SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$16.78	$15.43	$14.91	$13.81	$12.86
Net investment income[1]	0.12	0.10	0.04	0.05	0.05
Net realized and unrealized gain on investments	2.91	1.52	0.52	1.11	0.96
Total from investment operations	3.03	1.62	0.56	1.16	1.01
Less distributions
From net investment income	(0.12)	(0.11)	(0.04)	(0.06)	(0.06)
From net realized gain	(0.89)	(0.16)	—	—	—
Total distributions	(1.01)	(0.27)	(0.04)	(0.06)	(0.06)
Net asset value, end of period	$18.80	$16.78	$15.43	$14.91	$13.81
Total return (%)[2,3]	19.04	10.65	3.76	8.38	7.93

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$16	$17	$17	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	1.89	1.87	1.91	2.03
Expenses net of fee waivers and credits	1.83	1.89	1.87	1.91	2.02
Net investment income	0.67	0.58	0.27	0.38	0.39
Portfolio turnover (%)	33	32	52	48	77

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS I SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$16.82	$15.48	$14.96	$13.86	$12.90
Net investment income[1]	0.31	0.27	0.22	0.19	0.21
Net realized and unrealized gain on investments	2.92	1.52	0.52	1.13	0.96
Total from investment operations	3.23	1.79	0.74	1.32	1.17
Less distributions
From net investment income	(0.31)	(0.29)	(0.22)	(0.22)	(0.21)
From net realized gain	(0.89)	(0.16)	—	—	—
Total distributions	(1.20)	(0.45)	(0.22)	(0.22)	(0.21)
Net asset value, end of period	$18.85	$16.82	$15.48	$14.96	$13.86
Total return (%)[2]	20.35	11.78	4.95	9.56	9.28

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$34	$36	$24	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.79	0.76	0.81	0.82
Expenses net of fee waivers and credits	0.78	0.79	0.76	0.81	0.82
Net investment income	1.79	1.67	1.37	1.36	1.77
Portfolio turnover (%)	33	32	52	48	77

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

20	Sovereign Investors Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Sovereign Investors Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital and income without assuming undue market risks.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are

Annual report | Sovereign Investors Fund	21

not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2013, all investments are categorized as Level 1 under the hierarchy described above, except for repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the portfolio, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

22	Sovereign Investors Fund | Annual report

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended October 31, 2013 were $954. For the year ended October 31, 2013, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Annual report | Sovereign Investors Fund	23

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually.

The tax character of distributions for the years ended October 31, 2013 and 2012 was as follows:

	OCTOBER 31, 2013	OCTOBER 31, 2012

Ordinary Income	$12,914,662	$7,700,439
Long-Term Capital Gain	$23,933,616	$5,694,444
Total	$36,848,278	$13,394,883

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2013, the components of distributable earnings on a tax basis consisted of $6,582,161 of undistributed ordinary income and $47,915,443 of undistributed long-term capital gain.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.575% of the first $750,000,000 of the fund’s average daily net assets; (b) 0.55% of the next $750,000,000 of the fund’s average daily net assets; (c) 0.50% of the next $1,000,000,000 of the fund’s average daily net assets; and (d) 0.45% of the fund’s average daily net assets in excess of $2,500,000,000. Prior to July 1, 2013 the fund paid a daily management fee to the Advisor

24	Sovereign Investors Fund | Annual report

equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the fund’s average daily net assets; (b) 0.55% of the next $750,000,000 of the fund’s average daily net assets; (c) 0.50% of the next $1,000,000,000 of the fund’s average daily net assets; and (d) 0.45% of the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Accordingly, these expense reductions amounted to $12,180, $383, $406 and $597 for Class A, Class B, Class C and Class I, respectively, for the year ended October 31, 2013.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2013 were equivalent to a net annual effective rate of 0.59% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12B-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $238,253 for the year ended October 31, 2013. Of this amount, $38,189 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $149,198 was paid as sales commissions to broker-dealers and $50,866 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Annual report | Sovereign Investors Fund	25

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2013, CDSCs received by the Distributor amounted to $297, $32,809 and $663 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$1,539,461	$851,278
B	170,630	28,440
C	168,682	27,961
I	—	33,492
Total	$1,878,773	$941,171

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of funds Deferred Compensation Plan (the Plan), which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

26	Sovereign Investors Fund | Annual report

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	INCOME

Lender	$13,326,418	3	0.455%	$505

Note 5 — Fund share transactions

Transactions in fund shares for the years ended October 31, 2013 and 2012 were as follows:

	Year ended 10-31-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,827,565	$31,805,308	2,324,826	$38,175,122
Distributions reinvested	1,925,102	31,435,369	716,629	11,245,327
Repurchased	(4,455,287)	(77,438,305)	(5,329,266)	(88,190,356)

Net decrease	(702,620)	($14,197,628)	(2,287,811)	($38,769,907)

Class B shares

Sold	79,783	$1,364,803	105,762	$1,730,817
Distributions reinvested	57,876	934,965	19,815	305,076
Repurchased	(325,001)	(5,650,039)	(361,724)	(5,923,639)

Net decrease	(187,342)	($3,350,271)	(236,147)	($3,887,746)

Class C shares

Sold	163,795	$2,879,244	79,802	$1,304,223
Distributions reinvested	55,644	901,850	16,872	260,521
Repurchased	(205,084)	(3,531,629)	(260,914)	(4,254,392)

Net increase (decrease)	14,355	$249,465	(164,240)	($2,689,648)

Class I shares

Sold	397,282	$6,891,093	514,729	$8,658,521
Distributions reinvested	136,346	2,227,070	60,673	955,570
Repurchased	(1,214,932)	(21,371,290)	(894,736)	(14,754,020)

Net decrease	(681,304)	($12,253,127)	(319,334)	($5,139,929)

Total net decrease	(1,556,911)	($29,551,561)	(3,007,532)	($50,487,230)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $185,697,669 and $252,923,479, respectively, for the year ended October 31, 2013.

Annual report | Sovereign Investors Fund	27

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and
the Shareholders of John Hancock Sovereign Investors Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Sovereign Investors Fund (the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, transfer agent and brokers and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2013

28	Sovereign Investors Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $27,281,896 in capital gain dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Sovereign Investors Fund	29

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Sovereign Investors Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be

30	Sovereign Investors Fund | Annual report

based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

Annual report | Sovereign Investors Fund	31

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-, three-, and five-year periods ended December 31, 2012. The Board noted that the fund’s performance is being closely monitored. The Board also noted management’s discussion of the fund and potential action to be taken with respect to the fund.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for this fund are higher than the peer group medians. The Board took into account management’s discussion of the fund’s expenses.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

32	Sovereign Investors Fund | Annual report

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the fund’s subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Annual report | Sovereign Investors Fund	33

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

34	Sovereign Investors Fund | Annual report

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Annual report | Sovereign Investors Fund	35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates,[2] Born: 1946	2012	233

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds[4] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2,3] Born: 1941	2012	233

Director, Island Commuter Corp. (marine transport).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	233

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1994	233

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).
Trustee, John Hancock retail funds[4] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

36	Sovereign Investors Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey,[2] Born: 1946	2012	233

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2,3] Born: 1947	2012	233

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	233

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds[4] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	233

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	233

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).
Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[4]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds[4], John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

Annual report | Sovereign Investors Fund	37

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2009	233

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds[4] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[5]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle,[2] Born: 1959	2012	233

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).
Trustee, John Hancock retail funds[4] (since 2012 and 2005–2010); Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	233

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).
Trustee, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock Funds
II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	233

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).
Trustee, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

38	Sovereign Investors Fund | Annual report

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[4] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2007

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock Funds
II (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[4]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2007); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[4] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

Annual report | Sovereign Investors Fund	39

Principal officers who are not Trustees (continued)

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[4] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the fund effective December 1, 2012.

3 Member of the Audit Committee.

4 “John Hancock retail funds” comprises John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.

5 The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.

40	Sovereign Investors Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management
Craig Bromley†	a division of Manulife Asset Management
Peter S. Burgess*	(US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Sovereign Investors Fund	41

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	29A 10/13
MF164563	12/13

John Hancock INVESTMENTS

John Hancock
Balanced Fund

Annual Report
10.31.13

A look at performance

Total returns for the period ended October 31, 2013

							SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)			yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]

							as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	10-31-13	10-31-13
Class A	11.39	11.59	8.42	11.39	73.06	124.39	1.82	1.82

Class B	11.38	11.72	8.38	11.38	74.07	123.60	1.24	1.23

Class C	15.37	11.97	8.22	15.37	76.00	120.43	1.24	1.23

Class I2	17.62	13.21	9.46	17.62	85.94	146.85	2.23	2.22

Class R1[2,3]	16.84	12.40	8.64	16.84	79.42	129.14	1.61	1.60

Class R2[2,3]	17.39	12.79	9.07	17.39	82.58	138.22	1.96	1.95

Class R3[2,3]	16.97	12.51	8.75	16.97	80.30	131.44	1.70	1.70

Class R4[2,3]	17.47	12.89	9.09	17.47	83.34	138.75	2.09	1.99

Class R5[2,3]	17.73	13.19	9.40	17.73	85.78	145.66	2.30	2.30

Class R6[2,3]	17.76	13.27	9.56	17.76	86.46	149.16	2.34	2.33

index 1†	27.18	15.17	7.46	27.18	102.61	105.29	—	—

index 2†	–1.08	6.09	4.78	–1.08	34.37	59.45	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes except Class R4, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6
Net/Gross (%)	1.18	1.88	1.88	0.79	1.46	1.21	1.36	1.07	0.76	0.71

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through February 28, 2014.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the S&P 500 Index; Index 2 is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

6	Balanced Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B4	10-31-03	$22,360	$22,360	$20,529	$15,945

Class C4	10-31-03	22,043	22,043	20,529	15,945

Class I2	10-31-03	24,685	24,685	20,529	15,945

Class R1[2]	10-31-03	22,914	22,914	20,529	15,945

Class R2[2]	10-31-03	23,822	23,822	20,529	15,945

Class R3[2]	10-31-03	23,144	23,144	20,529	15,945

Class R4[2]	10-31-03	23,875	23,875	20,529	15,945

Class R5[2]	10-31-03	24,566	24,566	20,529	15,945

Class R6[2]	10-31-03	24,916	24,916	20,529	15,945

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2 For certain types of investors, as described in the fund’s prospectuses.
3 10-5-92 is the inception date for the oldest class of shares, Class A shares. Class R1, Class R3, Class R4 and Class R5 shares were first offered on 9-8-08; Class R6 share were first offered on 9-1-11; Class R2 shares were first offered 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class R2 shares, as applicable.
4 The contingent deferred sales charge is not applicable.

Annual report | Balanced Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

The 12-month period ended October 31, 2013, was characterized by big gains in stock prices but marked challenges for fixed-income securities. The stock market benefited from the economic stimulus measures implemented by the Federal Reserve Board (Fed), as well as from continued low inflation and slow but steady economic growth. To a lesser extent, these factors also helped credit-sensitive fixed-income securities, including high-yield corporate bonds. Conditions were less favorable, however, for Treasury securities. Investors feared negative effects from the potential gradual termination of the Fed’s stimulus program, which precipitated a sharp increase in yields on U.S. Treasuries, while their prices fell accordingly.

For the 12 months ended October 31, 2013, John Hancock Balanced Fund’s Class A shares had a total return of 17.23%, excluding sales charges. In comparison, the fund’s equity benchmark, the S&P 500 Index, returned 27.18%, while the fund’s fixed-income benchmark, the Barclays U.S. Aggregate Bond Index, declined 1.08%. The fund beat the 15.85% return of the Morningstar, Inc. moderate allocation fund category.†

The fund’s performance benefited most notably from maintaining relatively higher weightings in equities and high-yield corporate debt, and a significantly lower weighting in Treasury bonds. Within the equity portion of the fund’s portfolio, stock selection was especially favorable in the financials sector. Notable contributors from this area included asset manager BlackRock, Inc., and NYSE Euronext, the parent company of the New York Stock Exchange. We sold NYSE Euronext on the news of its acquisition by Intercontinental Exchange. Elsewhere, the fund benefited from its stake in LinkedIn Corp., the leading online social-networking site for business professionals. On the negative side, individual stocks that particularly detracted were cruise ship operator Carnival Corp., rural telecommunications service provider CenturyLink, Inc., and information management services provider Iron Mountain, Inc. In addition, the fund was underweighted in the consumer discretionary sector, which was detrimental given that group’s strong results.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Balanced Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2013, with the same investment held until October 31, 2013.

	Account value	Ending value	Expenses paid during
	on 5-1-13	on 10-31-13	period ended 10-31-13[1]

Class A	$1,000.00	$1,063.20	$5.82

Class B	1,000.00	1,059.60	9.45

Class C	1,000.00	1,059.60	9.45

Class I	1,000.00	1,064.70	4.01

Class R1	1,000.00	1,061.50	7.48

Class R2	1,000.00	1,063.70	5.05

Class R3	1,000.00	1,062.10	6.96

Class R4	1,000.00	1,064.70	4.89

Class R5	1,000.00	1,065.90	3.75

Class R6	1,000.00	1,065.70	3.59

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Balanced Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2013, with the same investment held until October 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 5-1-13	on 10-31-13	period ended 10-31-13[1]

Class A	$1,000.00	$1,019.60	$5.70

Class B	1,000.00	1,016.00	9.25

Class C	1,000.00	1,016.00	9.25

Class I	1,000.00	1,021.30	3.92

Class R1	1,000.00	1,017.90	7.32

Class R2	1,000.00	1,020.30	4.94

Class R3	1,000.00	1,018.50	6.82

Class R4	1,000.00	1,020.50	4.79

Class R5	1,000.00	1,021.60	3.67

Class R6	1,000.00	1,021.70	3.52

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.12%, 1.82%, 1.82%, 0.77%, 1.44%, 0.97%, 1.34%, 0.94%, 0.72%, and 0.69% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Balanced Fund | Annual report

Portfolio summary

Top 10 Equity Holdings (17.2% of Net Assets on 10-31-13)[1,2]

QUALCOMM, Inc.	2.2%	Google, Inc., Class A	1.6%

Microsoft Corp.	2.1%	MetLife, Inc.	1.5%

JPMorgan Chase & Company	2.0%	CVS Caremark Corp.	1.5%

Apple, Inc.	1.9%	Roche Holding AG	1.4%

Pfizer, Inc.	1.6%	PepsiCo, Inc.	1.4%

Sector Composition[1,3]

Financials	19.7%	U.S. Government	4.9%

Information Technology	10.9%	U.S. Government Agency	4.5%

Energy	9.6%	Materials	3.4%

Industrials	9.6%	Telecommunication Services	2.9%

Health Care	9.5%	Utilities	2.5%

Consumer Discretionary	7.3%	Asset Backed Securities	1.7%

Consumer Staples	6.4%	Short-Term Investments & Other	1.8%

Collateralized Mortgage Obligations	5.3%

1 As a percentage of net assets on 10-31-13.

2 Cash and cash equivalents not included.

3 The value of a company’s equity securities is subject to change in the company’s financial condition, and overall market and economic conditions. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility, and political and social instability. Mortgage and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment, and the market’s perception of issuer creditworthiness. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Balanced Fund	11

Fund’s investments

As of 10-31-13

	Shares	Value

Common Stocks 65.8%		$748,420,638

(Cost $531,600,963)

Consumer Discretionary 5.8%		66,163,673

Automobiles 0.6%

Ford Motor Company	414,275	7,088,235

Hotels, Restaurants & Leisure 0.9%

Carnival Corp.	155,676	5,394,173

McDonald’s Corp.	28,040	2,706,421

SeaWorld Entertainment, Inc.	53,193	1,597,386

Internet & Catalog Retail 1.1%

Amazon.com, Inc. (I)	34,137	12,426,892

Media 0.8%

News Corp., Class A (I)	306,029	5,487,100

Twenty-first Century Fox, Inc.	119,707	4,070,038

Multiline Retail 0.4%

Target Corp.	69,085	4,476,017

Specialty Retail 2.0%

Dick’s Sporting Goods, Inc.	82,924	4,412,386

Foot Locker, Inc.	166,921	5,792,159

Lowe’s Companies, Inc.	255,381	12,712,866

Consumer Staples 5.7%		64,216,905

Beverages 1.4%

PepsiCo, Inc.	189,238	15,913,023

Food & Staples Retailing 2.0%

CVS Caremark Corp.	274,330	17,079,786

Wal-Mart Stores, Inc.	73,337	5,628,615

Food Products 1.3%

Kraft Foods Group, Inc.	142,279	7,737,132

Mondelez International, Inc., Class A	206,107	6,933,439

Household Products 1.0%

The Procter & Gamble Company	135,293	10,924,910

Energy 8.2%		93,311,720

Energy Equipment & Services 2.2%

Noble Corp.	112,405	4,237,669

Schlumberger, Ltd.	169,509	15,886,383

Weatherford International, Ltd. (I)	284,077	4,670,226

12	Balanced Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels 6.0%

Antero Resources Corp. (I)	43,466	$2,455,394

Apache Corp.	13,144	1,167,187

Brazil Ethanol, Inc. (I)(S)	111,100	1,111

ConocoPhillips	51,629	3,784,406

Crescent Point Energy Corp. (L)	37,831	1,469,119

Denbury Resources, Inc. (I)	276,412	5,249,064

Devon Energy Corp.	45,729	2,890,987

Exxon Mobil Corp.	69,242	6,205,468

Kinder Morgan, Inc.	120,000	4,237,200

Occidental Petroleum Corp.	70,634	6,786,515

Spectra Energy Corp.	302,326	10,753,736

Suncor Energy, Inc.	268,088	9,744,999

The Williams Companies, Inc.	280,788	10,026,939

Total SA, ADR (L)	61,218	3,745,317

Financials 13.8%		157,412,683

Capital Markets 4.5%

Apollo Global Management LLC	64,412	2,077,931

Ares Capital Corp.	578,173	10,042,865

BlackRock, Inc.	31,860	9,583,807

Franklin Resources, Inc.	127,245	6,853,416

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	400,147	4,901,801

Hercules Technology Growth Capital, Inc.	216,036	3,335,596

Och-Ziff Capital Management Group LLC, Class A	133,519	1,667,652

The Blackstone Group LP	72,327	1,900,754

The Carlyle Group LP	173,566	5,366,661

The Goldman Sachs Group, Inc.	33,544	5,395,888

Commercial Banks 1.9%

HSBC Holdings PLC, ADR (L)	118,213	6,506,444

PNC Financial Services Group, Inc.	96,998	7,132,263

U.S. Bancorp	216,598	8,092,101

Diversified Financial Services 3.5%

Berkshire Hathaway, Inc., Class B (I)	93,593	10,770,682

Citigroup, Inc.	126,955	6,192,865

JPMorgan Chase & Company	440,786	22,718,110

Insurance 1.9%

MetLife, Inc.	367,753	17,398,394

Validus Holdings, Ltd.	105,546	4,166,956

Real Estate Investment Trusts 1.7%

American Capital Agency Corp.	97,395	2,115,419

Digital Realty Trust, Inc.	103,486	4,932,143

MFA Financial, Inc.	170,081	1,260,300

Spirit Realty Capital, Inc.	242,677	2,538,401

Weyerhaeuser Company	300,000	9,120,000

Thrifts & Mortgage Finance 0.3%

Home Loan Servicing Solutions, Ltd.	64,151	1,514,605

New York Community Bancorp, Inc. (L)	112,747	1,827,629

See notes to financial statements	Annual report | Balanced Fund	13

	Shares	Value
Health Care 9.2%		$105,063,537

Biotechnology 0.9%

Amgen, Inc.	89,292	10,357,872

Health Care Equipment & Supplies 1.4%

Abbott Laboratories	178,781	6,534,446

Medtronic, Inc.	174,978	10,043,737

Health Care Providers & Services 1.4%

Cardinal Health, Inc.	146,421	8,589,056

Express Scripts Holding Company (I)	114,110	7,134,157

Pharmaceuticals 5.5%

AbbVie, Inc.	136,094	6,593,754

Eli Lilly & Company	77,105	3,841,371

Merck & Company, Inc.	179,889	8,111,195

Novartis AG, ADR	56,012	4,343,731

Pfizer, Inc.	592,339	18,172,961

Roche Holding AG	229,506	15,913,946

Sanofi, ADR	101,483	5,427,311

Industrials 6.9%		78,593,852

Aerospace & Defense 2.0%

Honeywell International, Inc.	83,970	7,282,718

United Technologies Corp.	147,401	15,661,356

Air Freight & Logistics 0.6%

United Parcel Service, Inc., Class B	73,940	7,263,866

Commercial Services & Supplies 1.1%

Iron Mountain, Inc.	137,400	3,646,596

Republic Services, Inc.	248,858	8,329,277

Construction & Engineering 0.8%

Fluor Corp.	117,310	8,706,748

Industrial Conglomerates 1.5%

Danaher Corp.	99,604	7,180,452

General Electric Company	387,269	10,123,212

Machinery 0.4%

Caterpillar, Inc.	55,438	4,621,312

Professional Services 0.5%

Nielsen Holdings NV (L)	146,509	5,778,315

Information Technology 10.7%		121,087,674

Communications Equipment 2.2%

QUALCOMM, Inc.	354,536	24,629,616

Computers & Peripherals 2.8%

Apple, Inc.	41,802	21,835,275

EMC Corp.	434,287	10,453,288

Internet Software & Services 2.1%

eBay, Inc. (I)	65,817	3,469,214

Google, Inc., Class A (I)	17,315	17,844,493

LinkedIn Corp., Class A (I)	11,339	2,536,194

14	Balanced Fund | Annual report	See notes to financial statements

	Shares	Value
Software 3.6%

Intuit, Inc.	134,096	$9,575,795

Microsoft Corp.	663,451	23,452,993

Oracle Corp.	217,636	7,290,806

Materials 1.9%		21,001,942

Chemicals 1.8%

Air Products & Chemicals, Inc.	25,462	2,775,613

E.I. du Pont de Nemours & Company	190,794	11,676,593

Ecolab, Inc.	58,316	6,181,496

Metals & Mining 0.1%

Avalon Rare Metals, Inc. (I)	451,700	368,240

Telecommunication Services 1.6%		18,404,800

Diversified Telecommunication Services 1.6%

American Tower Corp.	70,564	5,599,253

CenturyLink, Inc.	378,191	12,805,547

Utilities 2.0%		23,163,852

Electric Utilities 1.1%

PPL Corp.	414,113	12,684,281

Independent Power Producers & Energy Traders 0.6%

AES Corp.	513,428	7,234,201

Multi-Utilities 0.3%

TECO Energy, Inc.	189,014	3,245,370

Preferred Securities 1.0%		$11,877,437

(Cost $10,304,542)

Financials 0.2%		2,977,675

Capital Markets 0.1%

Hercules Technology Growth Capital Inc., 7.000%	59,525	1,531,578

The Goldman Sachs Group, Inc., 5.500%	15,975	364,709

Commercial Banks 0.1%

PNC Financial Services Group, Inc., 5.375%	15,680	331,475

Regions Financial Corp., 6.375%	19,025	435,673

Wells Fargo & Company, Series L, 7.500%	150	170,850

Real Estate Investment Trusts 0.0%

Weyerhaeuser Company, 6.375%	2,600	143,390

Industrials 0.8%		8,899,762

Aerospace & Defense 0.8%

United Technologies Corp., 7.500%	140,641	8,899,762

See notes to financial statements	Annual report | Balanced Fund	15

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 9.4%				$107,359,560

(Cost $107,159,789)

U.S. Government 4.9%				56,010,445

U.S. Treasury Bond
Bond	2.875	05-15-43	$10,790,000	9,250,742

U.S. Treasury Notes
Note	1.375	09-30-18	25,905,000	26,000,123
Note	1.875	06-30-20	14,500,000	14,509,063
Note	2.500	08-15-23	6,277,000	6,250,517

U.S. Government Agency 4.5%				51,349,115

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	1,429,483	1,406,310
30 Yr Pass Thru	5.000	04-01-41	3,206,098	3,465,057

Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	1,244,215	1,292,843
15 Yr Pass Thru	3.500	03-01-26	893,639	943,732
15 Yr Pass Thru	6.500	08-01-16	3,418	3,613
30 Yr Pass Thru	3.000	02-01-43	966,206	953,524
30 Yr Pass Thru	3.000	03-01-43	356,558	352,212
30 Yr Pass Thru	3.000	05-01-43	516,853	510,554
30 Yr Pass Thru	3.500	02-01-26	238,661	252,040
30 Yr Pass Thru	3.500	06-01-42	8,677,204	8,912,438
30 Yr Pass Thru	4.000	01-01-42	6,019,800	6,346,186
30 Yr Pass Thru	4.500	05-01-41	2,484,982	2,661,260
30 Yr Pass Thru	4.500	07-01-41	6,924,554	7,447,140
30 Yr Pass Thru	5.000	03-01-41	4,233,114	4,662,995
30 Yr Pass Thru	5.000	04-01-41	6,154,922	6,772,273
30 Yr Pass Thru	5.500	11-01-39	2,084,031	2,271,431
30 Yr Pass Thru	6.000	07-01-38	1,943,913	2,133,502
30 Yr Pass Thru	6.500	01-01-39	811,334	900,688
30 Yr Pass Thru	7.000	06-01-32	1,859	2,166
30 Yr Pass Thru	7.500	04-01-31	5,004	5,910
30 Yr Pass Thru	8.000	01-01-31	3,927	4,783

Government National Mortgage Association
30 Yr Pass Thru	6.500	04-15-29	41,093	47,107
30 Yr Pass Thru	9.000	04-15-21	1,138	1,351

Corporate Bonds 14.6%				$165,901,160

(Cost $162,332,672)

Consumer Discretionary 1.5%				17,532,341

Auto Components 0.2%

Allison Transmission, Inc. (S)	7.125	05-15-19	$1,000,000	1,077,500

Dana Holding Corp.	6.000	09-15-23	650,000	666,250

Stackpole International Intermediate Company
SA (S)	7.750	10-15-21	430,000	447,200

Automobiles 0.5%

Ford Motor Credit Company LLC	5.000	05-15-18	871,000	964,943

Ford Motor Credit Company LLC	5.875	08-02-21	2,360,000	2,702,858

General Motors Company (S)	4.875	10-02-23	620,000	627,750

General Motors Financial Company, Inc. (S)	3.250	05-15-18	105,000	104,606

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	1,560,000	1,667,763

16	Balanced Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Hotels, Restaurants & Leisure 0.2%

CCM Merger, Inc. (S)	9.125	05-01-19	$500,000	$530,000

Landry’s, Inc. (S)	9.375	05-01-20	500,000	541,250

MGM Resorts International	8.625	02-01-19	460,000	539,925

Mohegan Tribal Gaming Authority (S)	9.750	09-01-21	275,000	296,313

Wok Acquisition Corp. (S)	10.250	06-30-20	230,000	250,125

Household Durables 0.0%

Arcelik AS (S)	5.000	04-03-23	300,000	271,875

Internet & Catalog Retail 0.1%

QVC, Inc.	4.375	03-15-23	435,000	413,326

QVC, Inc.	5.125	07-02-22	300,000	304,089

Media 0.2%

CBS Corp.	7.875	07-30-30	670,000	833,248

Cinemark USA, Inc.	4.875	06-01-23	390,000	371,475

Gibson Brands, Inc. (S)	8.875	08-01-18	185,000	193,325

Myriad International Holdings BV (S)	6.000	07-18-20	500,000	532,500

Time Warner Cable, Inc.	8.250	04-01-19	525,000	615,276

Specialty Retail 0.2%

AutoNation, Inc.	5.500	02-01-20	625,000	669,531

Hillman Group, Inc.	10.875	06-01-18	400,000	434,000

Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	500,000	518,750

L Brands, Inc.	6.625	04-01-21	750,000	825,000

Toys R Us, Inc.	10.375	08-15-17	200,000	187,500

Textiles, Apparel & Luxury Goods 0.1%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	550,000	616,000

Hot Topic, Inc. (S)	9.250	06-15-21	315,000	329,963

Consumer Staples 0.7%				7,920,188

Beverages 0.1%

Ajecorp BV (S)	6.500	05-14-22	350,000	353,500

Coca-Cola Icecek AS (S)	4.750	10-01-18	330,000	340,926

Crestview DS Merger Sub II, Inc. (S)	10.000	09-01-21	495,000	514,800

Food & Staples Retailing 0.2%

Safeway, Inc.	5.000	08-15-19	1,015,000	1,048,449

Safeway, Inc.	7.250	02-01-31	400,000	394,522

Sun Merger Sub, Inc. (S)	5.875	08-01-21	125,000	130,625

Tops Holding Corp. (S)	8.875	12-15-17	160,000	176,000

Tops Holding II Corp., PIK (S)	8.750	06-15-18	350,000	362,250

Food Products 0.1%

B&G Foods, Inc.	4.625	06-01-21	210,000	205,013

KazAgro National Management Holding JSC (S)	4.625	05-24-23	760,000	718,390

Simmons Foods, Inc. (S)	10.500	11-01-17	605,000	633,738

Household Products 0.1%

Harbinger Group, Inc. (S)	7.875	07-15-19	510,000	541,875

The Sun Products Corp. (S)	7.750	03-15-21	600,000	540,000

Personal Products 0.0%

Revlon Consumer Products Corp. (S)	5.750	02-15-21	400,000	395,000

See notes to financial statements	Annual report | Balanced Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Tobacco 0.2%

Alliance One International, Inc. (S)	9.875	07-15-21	$1,335,000	$1,281,600

Vector Group, Ltd.	7.750	02-15-21	270,000	283,500

Energy 1.4%				15,664,968

Energy Equipment & Services 0.2%

Exterran Partners LP (S)	6.000	04-01-21	100,000	99,500

Key Energy Services, Inc.	6.750	03-01-21	445,000	452,788

Offshore Group Investment, Ltd.	7.125	04-01-23	330,000	335,775

RKI Exploration & Production LLC (S)	8.500	08-01-21	450,000	468,000

Rowan Companies, Inc.	4.875	06-01-22	445,000	459,643

Oil, Gas & Consumable Fuels 1.2%

Afren PLC (S)	11.500	02-01-16	300,000	342,375

BreitBurn Energy Partners LP	7.875	04-15-22	250,000	252,500

CNOOC Finance 2013, Ltd.	3.000	05-09-23	315,000	286,799

Continental Resources, Inc.	5.000	09-15-22	500,000	520,625

DCP Midstream LLC (S)	9.750	03-15-19	560,000	714,020

DCP Midstream LLC (5.850% to 5-21-23, then
3 month LIBOR + 3.850%) (S)	5.850	05-21-43	585,000	546,975

DCP Midstream Operating LP	3.875	03-15-23	340,000	317,010

Ecopetrol SA	5.875	09-18-23	310,000	336,505

Energy Transfer Partners LP	5.200	02-01-22	200,000	215,155

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.778%)	7.000	06-01-67	650,000	676,000

Enterprise Products Operating LLC (8.375% to
8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	340,000	375,275

EP Energy LLC	7.750	09-01-22	300,000	337,500

EV Energy Partners LP	8.000	04-15-19	425,000	425,000

Halcon Resources Corp.	8.875	05-15-21	295,000	307,169

Hess Corp.	8.125	02-15-19	850,000	1,070,701

Kerr-McGee Corp.	6.950	07-01-24	700,000	843,935

Lukoil International Finance BV (S)	3.416	04-24-18	1,000,000	1,007,500

Midstates Petroleum Company, Inc.	9.250	06-01-21	640,000	659,200

Newfield Exploration Company	5.750	01-30-22	395,000	414,750

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	350,000	335,125

Petrobras Global Finance BV	4.375	05-20-23	430,000	397,196

Petroleos de Venezuela SA	5.375	04-12-27	705,000	433,575

Plains Exploration & Production Company	6.750	02-01-22	850,000	934,554

Plains Exploration & Production Company	6.875	02-15-23	195,000	215,963

Regency Energy Partners LP	5.500	04-15-23	670,000	668,325

Rex Energy Corp.	8.875	12-01-20	200,000	216,000

Summit Midstream Holdings LLC (S)	7.500	07-01-21	230,000	242,075

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	325,000	337,455

WPX Energy, Inc.	6.000	01-15-22	400,000	420,000

Financials 5.3%				60,125,516

Capital Markets 0.9%

Jefferies Group, Inc.	6.875	04-15-21	650,000	734,500

Jefferies Group, Inc.	8.500	07-15-19	320,000	389,270

Macquarie Bank, Ltd. (S)	6.625	04-07-21	360,000	399,975

18	Balanced Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Capital Markets (continued)

Macquarie Group, Ltd. (S)	6.000	01-14-20	$300,000	$329,873

Morgan Stanley	4.100	05-22-23	750,000	724,154

Morgan Stanley	5.550	04-27-17	735,000	825,725

Morgan Stanley	5.750	01-25-21	265,000	303,313

Morgan Stanley	7.300	05-13-19	1,050,000	1,281,923

The Goldman Sachs Group, Inc.	5.250	07-27-21	1,415,000	1,561,287

The Goldman Sachs Group, Inc.	5.750	01-24-22	3,770,000	4,273,555

Commercial Banks 1.0%

Abbey National Treasury Services PLC	4.000	04-27-16	1,615,000	1,720,208

Ally Financial, Inc.	4.750	09-10-18	475,000	494,314

Banco do Brasil SA/Cayman Island (6.250%
to 4-15-24, then 10 Year U.S. Treasury +
4.398%) (Q)(S)	6.250	04-15-24	900,000	756,000

Barclays Bank PLC (S)	10.179	06-12-21	765,000	1,012,806

BPCE SA (S)	5.700	10-22-23	900,000	924,151

Commerzbank AG (S)	8.125	09-19-23	550,000	587,125

Fifth Third Bancorp (5.100% to 6-30-23, then
3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	635,000	571,500

HBOS PLC (S)	6.000	11-01-33	800,000	780,160

ICICI Bank, Ltd. (S)	4.700	02-21-18	600,000	610,048

PNC Financial Services Group, Inc. (Q)	4.483	12-09-13	385,000	384,230

PNC Financial Services Group, Inc. (4.850% to
6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	415,000	378,688

Royal Bank of Scotland Group PLC	6.125	12-15-22	525,000	542,579

Sberbank of Russia (S)	6.125	02-07-22	400,000	433,500

Swedbank AB (S)	2.125	09-29-17	630,000	637,256

VTB Bank OJSC (9.500% to 12-6-22, then 10
Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	200,000	218,760

Wells Fargo & Company, Series K (7.980% to
3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	1,012,000	1,141,030

Consumer Finance 0.3%

Capital One Financial Corp.	4.750	07-15-21	620,000	667,139

Discover Bank	7.000	04-15-20	2,000,000	2,360,380

DTEK Finance PLC (S)	7.875	04-04-18	500,000	450,000

Springleaf Finance Corp. (S)	6.000	06-01-20	450,000	443,250

Diversified Financial Services 1.1%

Bank of America Corp.	3.300	01-11-23	300,000	287,804

Bank of America Corp.	5.700	01-24-22	600,000	688,522

Bank of Ceylon (S)	6.875	05-03-17	300,000	307,500

Citigroup, Inc.	3.500	05-15-23	340,000	315,417

Citigroup, Inc.	5.500	09-13-25	655,000	694,293

Citigroup, Inc.	6.125	08-25-36	350,000	368,353

Doric Nimrod Air Alpha 2013-1 Pass Through
Trust (S)	5.250	05-30-23	400,000	400,000

Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through (S)	5.125	11-30-22	310,297	311,073

General Electric Capital Corp. (6.375% to
11-15-17, then 3 month LIBOR + 2.289%)	6.375	11-15-67	240,000	260,400

ING Bank NV (S)	5.800	09-25-23	430,000	450,783

See notes to financial statements	Annual report | Balanced Fund	19

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services (continued)

ING US, Inc. (5.650% to 5-15-23, then
3 month LIBOR + 3.580%)	5.650	05-15-53	$360,000	$342,373

iPayment, Inc.	10.250	05-15-18	320,000	246,400

JPMorgan Chase & Company	4.625	05-10-21	1,085,000	1,175,563

JPMorgan Chase & Company (5.150% to
5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	535,000	484,175

Leucadia National Corp.	5.500	10-18-23	1,055,000	1,064,727

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	2,224,000	2,924,561

SPL Logistics Escrow LLC (S)	8.875	08-01-20	264,000	283,140

The Bear Stearns Companies LLC	7.250	02-01-18	1,000,000	1,205,634

UBS AG	7.625	08-17-22	615,000	700,915

Insurance 0.9%

Aflac, Inc.	8.500	05-15-19	1,500,000	1,951,349

American International Group, Inc.	4.125	02-15-24	430,000	441,849

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	470,000	579,275

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	1,000,000	955,000

Liberty Mutual Group, Inc. (S)	5.000	06-01-21	1,000,000	1,078,378

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	650,000	645,125

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	150,000	154,875

MetLife, Inc.	6.400	12-15-36	430,000	447,738

Nippon Life Insurance Company (P)(S)	5.000	10-18-42	400,000	406,000

Onex USI Acquisition Corp. (S)	7.750	01-15-21	490,000	499,800

Pacific LifeCorp. (S)	6.000	02-10-20	260,000	293,939

Prudential Financial, Inc. (P)	5.200	03-15-44	160,000	155,200

Prudential Financial, Inc. (5.875% to 9-1-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	600,000	609,000

Teachers Insurance & Annuity Association of
America (S)	6.850	12-16-39	500,000	629,717

White Mountains Re Group, Ltd. (7.506% to
6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	500,000	514,555

WR Berkley Corp.	5.375	09-15-20	300,000	330,786

Real Estate Investment Trusts 1.0%

Corrections Corp. of America	4.625	05-01-23	480,000	459,600

DDR Corp.	4.625	07-15-22	180,000	186,312

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	1,230,000	1,374,585

Health Care REIT, Inc.	4.125	04-01-19	1,480,000	1,572,359

Health Care REIT, Inc.	6.125	04-15-20	2,000,000	2,303,146

Highwoods Realty LP	5.850	03-15-17	925,000	1,025,925

ProLogis LP	3.350	02-01-21	570,000	568,974

Realty Income Corp.	4.650	08-01-23	205,000	211,846

Ventas Realty LP	2.700	04-01-20	325,000	315,206

Ventas Realty LP	4.000	04-30-19	1,200,000	1,271,663

Ventas Realty LP	4.750	06-01-21	720,000	768,175

Weyerhaeuser Company	7.375	03-15-32	750,000	932,188

20	Balanced Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Real Estate Management & Development 0.0%

NANA Development Corp. (S)	9.500	03-15-19	$360,000	$370,800

Thrifts & Mortgage Finance 0.1%

Nationstar Mortgage LLC	7.875	10-01-20	225,000	240,469

Nationstar Mortgage LLC	9.625	05-01-19	340,000	383,350

Health Care 0.3%				3,476,004

Health Care Equipment & Supplies 0.1%

Alere, Inc.	7.250	07-01-18	450,000	493,875

MModal, Inc. (S)	10.750	08-15-20	610,000	359,900

Health Care Providers & Services 0.1%

National Mentor Holdings, Inc. (S)	12.500	02-15-18	695,000	743,650

Tenet Healthcare Corp. (S)	6.000	10-01-20	200,000	211,500

Pharmaceuticals 0.1%

Endo Health Solutions, Inc.	7.250	01-15-22	425,000	452,625

Mylan, Inc. (S)	7.875	07-15-20	770,000	881,454

Valeant Pharmaceuticals International (S)	7.500	07-15-21	300,000	333,000

Industrials 1.9%				21,173,977

Aerospace & Defense 0.3%

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	645,000	703,050

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	2,680,000	2,371,800

Airlines 0.5%

American Airlines 2011-1 Class B Pass Through
Trust (S)	7.000	01-31-18	1,165,737	1,215,281

American Airlines 2013-2 Class A Pass Through
Trust (S)	4.950	01-15-23	560,000	576,800

British Airways PLC (S)	4.625	06-20-24	930,000	941,625

British Airways PLC (S)	5.625	06-20-20	225,000	232,875

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	1,345,499	1,496,868

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	907,693	975,770

Building Products 0.3%

Owens Corning	4.200	12-15-22	590,000	585,623

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	2,000,000	2,270,000

Commercial Services & Supplies 0.2%

Ahern Rentals, Inc. (S)	9.500	06-15-18	275,000	294,938

Casella Waste Systems, Inc.	7.750	02-15-19	490,000	494,900

Garda World Security Corp. (S)	9.750	03-15-17	100,000	107,990

Iron Mountain, Inc.	5.750	08-15-24	450,000	429,750

Iron Mountain, Inc.	6.000	08-15-23	430,000	437,525

Safway Group Holding LLC (S)	7.000	05-15-18	245,000	253,575

Construction & Engineering 0.1%

Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11-13-19	690,000	683,100

Empresas ICA SAB de CV (S)	8.375	07-24-17	300,000	299,250

Tutor Perini Corp.	7.625	11-01-18	575,000	610,938

See notes to financial statements	Annual report | Balanced Fund	21

		Maturity
	Rate (%)	date	Par value	Value
Electrical Equipment 0.0%

Coleman Cable, Inc.	9.000	02-15-18	$500,000	$531,250

Industrial Conglomerates 0.1%

KOC Holding AS (S)	3.500	04-24-20	480,000	429,600

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	650,000	637,000

Tenedora Nemak SA de CV (S)	5.500	02-28-23	450,000	446,625

Marine 0.1%

Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	400,000	404,000

Navios South American Logistics, Inc.	9.250	04-15-19	450,000	487,125

Road & Rail 0.0%

The Kenan Advantage Group, Inc. (S)	8.375	12-15-18	400,000	425,000

Trading Companies & Distributors 0.3%

Air Lease Corp.	5.625	04-01-17	260,000	283,400

Aircastle, Ltd.	6.250	12-01-19	240,000	255,600

Glencore Funding LLC (S)	4.125	05-30-23	650,000	617,650

International Lease Finance Corp. (S)	7.125	09-01-18	1,455,000	1,675,069

Information Technology 0.2%				2,151,263

Internet Software & Services 0.1%

Ancestry.com, Inc., PIK (S)	9.625	10-15-18	200,000	204,500

Ancestry.com, Inc.	11.000	12-15-20	265,000	307,400

Baidu, Inc.	3.250	08-06-18	530,000	541,300

Healthcare Technology Intermediate, Inc.,
PIK (S)	7.375	09-01-18	200,000	206,750

Software 0.1%

Aspect Software, Inc.	10.625	05-15-17	650,000	664,625

Blackboard, Inc. (S)	7.750	11-15-19	225,000	226,688

Materials 1.5%				16,723,569

Chemicals 0.5%

Braskem Finance, Ltd. (S)	7.000	05-07-20	2,065,000	2,256,013

CF Industries, Inc.	7.125	05-01-20	600,000	714,581

LyondellBasell Industries NV	5.000	04-15-19	1,235,000	1,382,051

Methanex Corp.	5.250	03-01-22	525,000	569,151

Rain CII Carbon LLC (S)	8.250	01-15-21	170,000	175,525

Construction Materials 0.2%

American Gilsonite Company (S)	11.500	09-01-17	600,000	622,500

Cemex SAB de CV (S)	6.500	12-10-19	550,000	558,250

Magnesita Finance, Ltd. (Q)(S)	8.625	04-05-17	500,000	490,000

Containers & Packaging 0.1%

ARD Finance SA, PIK (S)	11.125	06-01-18	300,000	330,000

Consolidated Container Company LLC (S)	10.125	07-15-20	400,000	432,000

Rock-Tenn Company	4.000	03-01-23	700,000	684,569

Metals & Mining 0.6%

Allegheny Technologies, Inc.	5.950	01-15-21	180,000	190,783

Allegheny Technologies, Inc.	9.375	06-01-19	845,000	1,036,754

AngloGold Ashanti Holdings PLC (L)	8.500	07-30-20	630,000	674,100

22	Balanced Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Metals & Mining (continued)

ArcelorMittal	10.350	06-01-19	$2,000,000	$2,530,000

Barrick Gold Corp.	4.100	05-01-23	520,000	471,442

Commercial Metals Company	7.350	08-15-18	500,000	570,000

Gerdau Trade, Inc. (S)	4.750	04-15-23	325,000	307,125

MMC Finance, Ltd. (S)	5.550	10-28-20	300,000	300,525

SunCoke Energy, Inc.	7.625	08-01-19	227,000	243,458

Vedanta Resources PLC (S)	7.125	05-31-23	300,000	286,500

Walter Energy, Inc. (S)	9.875	12-15-20	250,000	221,250

Xstrata Finance Canada, Ltd. (S)	4.250	10-25-22	360,000	349,048

Paper & Forest Products 0.1%

Georgia-Pacific LLC	7.250	06-01-28	200,000	246,195

Neenah Paper, Inc. (S)	5.250	05-15-21	160,000	155,600

Westvaco Corp.	7.950	02-15-31	780,000	926,149

Telecommunication Services 1.3%				15,393,248

Diversified Telecommunication Services 0.9%

American Tower Corp.	3.400	02-15-19	400,000	404,864

CenturyLink, Inc.	5.625	04-01-20	150,000	152,438

CenturyLink, Inc.	6.450	06-15-21	400,000	416,000

CenturyLink, Inc.	7.600	09-15-39	665,000	618,450

Crown Castle Towers LLC (S)	6.113	01-15-20	450,000	511,933

GTP Acquisition Partners I LLC (S)	4.704	05-15-18	725,000	716,509

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	1,475,000	1,592,273

Telecom Italia Capital SA	6.999	06-04-18	400,000	438,041

Telecom Italia Capital SA	7.200	07-18-36	1,875,000	1,819,733

Telecom Italia Capital SA	7.721	06-04-38	1,175,000	1,194,537

Telefonica Emisiones SAU	6.421	06-20-16	925,000	1,029,827

Verizon Communications, Inc.	4.500	09-15-20	720,000	778,981

Verizon Communications, Inc.	6.550	09-15-43	770,000	892,875

Wireless Telecommunication Services 0.4%

Clearwire Communications LLC (S)	12.000	12-01-15	1,140,000	1,182,180

Digicel Group, Ltd. (S)	8.250	09-30-20	885,000	933,675

ENTEL Chile SA (S)	4.875	10-30-24	440,000	439,857

MetroPCS Wireless, Inc. (S)	6.250	04-01-21	285,000	298,181

Millicom International Cellular SA (S)	4.750	05-22-20	265,000	248,438

Millicom International Cellular SA (S)	6.625	10-15-21	450,000	462,375

SBA Tower Trust (S)	3.598	04-15-18	515,000	515,466

SoftBank Corp. (S)	4.500	04-15-20	400,000	396,000

Verizon New York, Inc.	7.000	12-01-33	350,000	350,615

Utilities 0.5%				5,740,086

Electric Utilities 0.2%

Beaver Valley II Funding Corp.	9.000	06-01-17	137,000	138,338

Electricite de France SA (5.250% to 1-29-23,
then 10 Year Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	260,000	255,580

Israel Electric Corp., Ltd. (S)	5.625	06-21-18	620,000	652,376

See notes to financial statements	Annual report | Balanced Fund	23

		Maturity
	Rate (%)	date	Par value	Value
Electric Utilities (continued)

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	$500,000	$557,340

NextEra Energy Capital Holdings, Inc. (6.650%
to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	280,000	287,000

Independent Power Producers & Energy Traders 0.1%

AES Corp.	4.875	05-15-23	150,000	143,625

Calpine Corp. (S)	6.000	01-15-22	160,000	166,000

NRG Energy, Inc.	7.625	01-15-18	500,000	567,500

Multi-Utilities 0.2%

CMS Energy Corp.	5.050	03-15-22	885,000	962,327

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	2,000,000	2,010,000

Capital Preferred Securities 0.4%				$4,124,000

(Cost $4,141,275)

Financials 0.4%				4,124,000

Commercial Banks 0.2%

Fifth Third Capital Trust IV (6.500% to 4-15-17,
then 3 month LIBOR + 1.368%)	6.500	04-15-37	$2,440,000	2,409,500

Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-32
then 3 month LIBOR + 3.960%) (S)	7.875	12-15-37	160,000	184,400

ZFS Finance USA Trust II (6.450% to 6-15-16
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	1,430,000	1,530,100

Collateralized Mortgage Obligations 5.3%				$60,411,480

(Cost $63,923,803)

Commercial & Residential 3.5%				39,760,026

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.089	12-25-46	$14,930,759	1,067,431

American Home Mortgage
Investment Trust
Series 2005-1, Class 1A1 (P)	0.390	06-25-45	838,481	766,705

Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.769	05-10-45	705,000	781,328
Series 2006-4, Class AM	5.675	07-10-46	1,085,000	1,192,542

Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.600	03-25-35	673,270	678,043
Series 2005-5, Class A2 (P)	2.250	08-25-35	804,744	807,798

Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.730	07-25-35	533,726	491,991
Series 2005-7, Class 11A1 (P)	0.710	08-25-35	911,523	819,909

Bear Stearns Asset Backed
Securities Trust
Series 2004-AC5, Class A1 (P)	5.750	10-25-34	551,743	553,191

Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P)(S)	5.908	07-10-46	530,000	561,379
Series 2012-CR2, Class XA IO	1.947	08-15-45	4,403,134	502,569
Series 2012-CR5, Class XA IO	1.933	12-10-45	5,421,722	590,317
Series 2012-LC4, Class C (P)	5.648	12-10-44	895,000	960,733
Series 2013-300P, Class D (P)(S)	4.394	08-10-30	1,000,000	938,848
Series 2013-CR11, Class B (P)	5.333	10-10-46	970,000	1,031,231
Series 2013-LC13, Class B (P)(S)	5.009	08-10-46	755,000	794,854

24	Balanced Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

Deutsche Mortgage Securities, Inc.
Series 2004-4, Class 2AR1 (P)	0.710	06-25-34	$915,372	$840,719

Extended Stay America Trust
Series 2013-ESFL, Class DFL (P)(S)	3.309	12-05-31	800,000	786,206

GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.325	08-19-34	705,884	690,716

Greenwich Capital Commercial
Funding Corp.
Series 2006-GG7, Class AM (P)	5.828	07-10-38	635,000	695,680

GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P)(S)	2.773	11-08-29	905,000	894,287

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.656	09-25-35	863,053	846,087

HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C (P)	0.623	06-20-35	911,568	865,684

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.863	04-15-45	810,000	897,764
Series 2006-LDP9, Class AM	5.372	05-15-47	1,400,000	1,507,178
Series 2007-LD12, Class AM (P)	5.997	02-15-51	1,080,000	1,208,537
Series 2007-LDPX, Class AM (P)	5.464	01-15-49	1,225,000	1,266,988
Series 2012-HSBC, Class XA IO (S)	1.431	07-05-32	12,780,000	1,341,593
Series 2012-PHH, Class D (P)(S)	3.442	10-15-25	285,000	286,527
Series 2013-INMZ, Class M (P)(S)	6.160	09-15-18	765,000	767,413
Series 2013-JWRZ, Class D (P)(S)	3.164	04-15-30	540,000	537,194

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	1,400,000	1,548,532

MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (P)	1.270	11-25-34	825,000	767,252

Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.175	12-25-34	797,268	793,814

Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C7, Class C (P)	4.188	02-15-46	810,000	775,854

Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11-12-41	1,000,000	1,102,394

MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.500	05-25-35	606,684	562,044

Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10-05-25	1,250,000	1,245,553

Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P)(S)	2.660	12-25-59	335,000	331,380

UBS-Barclays Commercial
Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.800	05-10-63	3,522,153	327,539

VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03-20-26	661,948	665,356

Wachovia Bank Commercial
Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04-15-47	365,000	395,802

WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (P)	0.540	01-25-45	323,522	291,979
Series 2005-AR2, Class 2A3 (P)	0.520	01-25-45	492,316	452,387
Series 2005-AR8, Class 2AB2 (P)	0.590	07-25-45	818,790	755,901
Series 2005-AR19, Class A1A2 (P)	0.460	12-25-45	718,287	659,138

See notes to financial statements	Annual report | Balanced Fund	25

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

Wells Fargo Commercial Mortgage Trust
Series 2013-1, Class 20B (S)	2.710	03-18-28	$1,470,000	$1,362,456
Series 2013-BTC, Class E (P)(S)	3.550	04-16-35	600,000	467,922

WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.261	11-15-45	6,451,895	829,533
Series 2013-C16, Class B (P)	4.986	09-15-46	425,000	453,748

U.S. Government Agency 1.8%				20,651,454

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11-15-32	5,564,812	1,086,620
Series 3794, Class PI IO	4.500	02-15-38	3,477,372	389,903
Series 4068, Class AP	3.500	06-15-40	4,356,506	4,583,620
Series K017, Class X1 IO	1.448	12-25-21	3,055,685	272,842
Series K022, Class X1 IO	1.306	07-25-22	7,109,020	616,253
Series K708, Class X1 IO	1.511	01-25-19	5,550,136	377,909
Series K709, Class X1 IO	1.544	03-25-19	3,195,906	225,573
Series K710, Class X1 IO	1.783	05-25-19	3,480,818	289,493
Series K711, Class X1 IO	1.710	07-25-19	8,473,456	687,070

Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05-25-39	3,452,918	515,165
Series 2011-146, Class MA	3.500	08-25-41	1,175,341	1,233,311
Series 2012-67, Class KG	3.500	02-25-41	1,328,955	1,383,925
Series 2012-98, Class JP	3.500	03-25-42	4,064,223	4,264,975
Series 2012-118, Class IB IO	3.500	11-25-42	1,979,213	444,158
Series 2012-137, Class WI IO	3.500	12-25-32	2,261,181	480,515
Series 402, Class 4 IO	4.000	10-25-39	3,896,098	661,582
Series 407, Class 7 IO	5.000	03-25-41	3,470,407	663,279
Series 407, Class 8 IO	5.000	03-25-41	1,721,560	273,786
Series 407, Class 15 IO	5.000	01-25-40	3,834,550	640,736
Series 407, Class 21 IO	5.000	01-25-39	2,140,919	373,699

Government National Mortgage Association
Series 2012-114, Class IO	1.031	01-16-53	3,627,327	341,680
Series 2013-42, Class IA IO	3.500	03-20-43	1,904,924	317,197
Series 2013-42, Class YI IO	3.500	03-20-43	3,189,711	528,163

Asset Backed Securities 1.7%				$19,581,680

(Cost $19,037,052)

Asset Backed Securities 1.7%				19,581,680

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.300	10-25-36	169,938	79,371
Series 2006-ASP5, Class A2C (P)	0.350	10-25-36	335,509	157,111
Series 2006-ASP5, Class A2D (P)	0.430	10-25-36	641,156	303,522

ACE Securities Corp. Home Equity
Loan Trust
Series 2005-HE3, Class M2 (P)	0.620	05-25-35	440,000	415,262

Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.620	10-25-35	1,060,000	876,588

Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.640	05-25-35	565,000	514,121

Argent Securities, Inc.
Series 2004-W6, Class M1 (P)	0.720	05-25-34	327,974	320,100
Series 2006-M2, Class A2C (P)	0.320	09-25-36	2,200,033	876,145
Seriese 2003-W10, Class M1 (P)	1.250	01-25-34	281,339	270,519

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.410	07-25-36	1,035,994	947,905

26	Balanced Fund | Annual report	See notes to financial statements

			Maturity
	Rate (%)		date	Par value	Value
Asset Backed Securities (continued)

Citicorp Residential Mortgage
Securities, Inc.
Series 2007-2, Class A6 (P)	5.939		06-25-37	$1,084,117	$1,094,681

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,414,313	1,445,440

Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.110		02-25-35	779,941	816,237

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216		01-25-42	1,139,288	1,238,483

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.630		11-25-35	805,000	739,215

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.935		06-25-35	425,000	405,092

GSAA Home Equity Trust
Series 2005-11, Class 3A1 (P)	0.440		10-25-35	1,192,346	1,104,488

GSAA Trust
Series 2005-10, Class M3 (P)	0.720		06-25-35	740,000	691,836

GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.350		02-25-36	348,498	326,403

Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.640		12-25-35	400,000	388,389

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.920		09-25-35	417,233	386,349

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.320		06-25-36	512,941	322,897

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.620		03-25-35	370,000	354,231

RAMP Trust
Series 2005-RS3, Class M1 (P)	0.590		03-25-35	450,000	425,247

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438		05-20-41	577,821	621,896

Specialty Underwriting & Residential
Finance Trust
Series 2006-BC1, Class A2D (P)	0.470		12-25-36	1,100,000	1,031,663

Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000		01-20-25	557,016	558,319
Series 2012-2A, Class B (S)	4.500		01-20-25	1,052,140	1,047,542
Series 2012-3A, Class A (S)	2.500		03-20-25	1,179,301	1,178,098
Series 2012-3A, Class B (S)	4.500		03-20-25	346,023	344,510
Series 2013-1A, Class B (S)	3.750		08-20-25	305,218	300,020

		Yield (%)		Shares	Value

Securities Lending Collateral 1.2%					$13,128,858

(Cost $13,127,395)
John Hancock Collateral Investment Trust (W)		0.1934 (Y)		1,311,810	13,128,858

See notes to financial statements	Annual report | Balanced Fund	27

	Par value	Value

Short-Term Investments 0.8%		$8,956,000

(Cost $8,956,000)

Repurchase Agreement 0.8%		8,956,000
Barclays Tri-Party Repurchase Agreement dated 10-31-13 at 0.070%
to be repurchased at $8,812,017 on 11-1-13, collateralized by
$8,713,200 U.S. Treasury Note, 1.500% due 6-30-16 (valued at
$8,988,307, including interest)	$8,812,000	8,812,000

Repurchase Agreement with State Street Corp. dated 10-31-13 at
0.000% to be repurchased at $144,000 on 11-1-13, collateralized by $150,000 U.S. Treasury Note, 1.000% due 5-31-18 (valued at
$149,438, including interest)	144,000	144,000

Total investments (Cost $920,583,491)† 100.2%	$1,139,760,813

Other assets and liabilities, net (0.2%)		($1,960,877)

Total net assets 100.0%	$1,137,799,936

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

(I) Non-income producing security.

(L) A portion of this security is on loan as of 10-31-13.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 10-31-13.

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $928,229,621. Net unrealized appreciation aggregated $211,531,192 of which $226,804,008 related to appreciated investment securities and $15,272,816 related to depreciated investment securities.

28	Balanced Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $907,456,096) including
$12,806,337 of securities loaned	$1,126,631,955
Investments in affiliated issuers, at value (Cost $13,127,395)	13,128,858

Total investments, at value (Cost $920,583,491)	1,139,760,813
Cash	290,435
Foreign currency, at value (Cost $64,425)	63,841
Receivable for investments sold	8,015,113
Receivable for fund shares sold	2,537,618
Dividends and interest receivable	4,462,067
Receivable for securities lending income	2,984
Other receivables and prepaid expenses	82,785

Total assets	1,155,215,656

Liabilities

Payable for investments purchased	2,686,571
Payable for fund shares repurchased	913,634
Payable upon return of securities loaned	13,128,950
Payable to affiliates
Accounting and legal services fees	33,392
Transfer agent fees	129,132
Distribution and service fees	360,783
Trustees’ fees	13,673
Other liabilities and accrued expenses	149,585

Total liabilities	17,415,720

Net assets	$1,137,799,936

Net assets consist of

Paid-in capital	$879,618,785
Undistributed net investment income	2,660,339
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	36,344,065
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	219,176,747

Net assets	$1,137,799,936

See notes to financial statements	Annual report | Balanced Fund	29

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($596,595,966 ÷ 32,041,842 shares)[1]	$18.62
Class B ($82,070,643 ÷ 4,416,589 shares)[1]	$18.58
Class C ($343,554,132 ÷ 18,476,983 shares)[1]	$18.59
Class I ($88,876,715 ÷ 4,774,762 shares)	$18.61
Class R1 ($3,084,735 ÷ 165,121 shares)	$18.68
Class R2 ($274,576 ÷ 14,744 shares)	$18.62
Class R3 ($18,804,150 ÷ 1,007,889 shares)	$18.66
Class R4 ($2,839,574 ÷ 151,962 shares)	$18.69
Class R5 ($1,527,804 ÷ 81,850 shares)	$18.67
Class R6 ($171,641 ÷ 9,215 shares)	$18.63

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.60

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

30	Balanced Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$20,368,757
Interest	13,326,699
Securities lending	44,009
Less foreign taxes withheld	(222,114)

Total investment income	33,517,351

Expenses

Investment management fees	6,254,545
Distribution and service fees	5,691,464
Accounting and legal services fees	191,160
Transfer agent fees	1,641,947
Trustees’ fees	43,894
State registration fees	157,633
Printing and postage	100,154
Professional fees	86,197
Custodian fees	114,609
Registration and filing fees	42,715
Other	30,352

Total expenses	14,354,670
Less expense reductions	(27,658)

Net expenses	14,327,012

Net investment income	19,190,339

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	54,457,050
Investments in affiliated issuers	(1,089)
Futures contracts	(147,508)
Foreign currency transactions	(437)
54,308,016
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	89,684,265
Investments in affiliated issuers	958
Translation of assets and liabilities in foreign currencies	(575)
89,684,648
Net realized and unrealized gain	143,992,664

Increase in net assets from operations	$163,183,003

See notes to financial statements	Annual report | Balanced Fund	31

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	10-31-13	10-31-12

Increase (decrease) in net assets

From operations
Net investment income	$19,190,339	$12,735,929
Net realized gain	54,308,016	42,585,547
Change in net unrealized appreciation	89,684,648	58,533,755

Increase in net assets resulting from operations	163,183,003	113,855,231

Distributions to shareholders
From net investment income
Class A	(12,812,146)	(7,284,004)
Class B	(1,325,774)	(562,263)
Class C	(5,178,764)	(2,231,489)
Class I	(2,153,530)	(1,266,169)
Class R1	(59,039)	(28,734)
Class R2	(3,706)	(1,126)
Class R3	(391,699)	(215,640)
Class R4	(66,145)	(30,403)
Class R5	(138,050)	(83,204)
Class R6	(3,674)	(2,037)
From net realized gain
Class A	(9,255,914)	—
Class B	(1,377,709)	—
Class C	(5,281,761)	—
Class I	(1,312,990)	—
Class R1	(49,322)	—
Class R2	(1,873)	—
Class R3	(315,934)	—
Class R4	(43,311)	—
Class R5	(96,009)	—
Class R6	(2,104)	—

Total distributions	(39,869,454)	(11,705,069)

From fund share transactions	32,246,429	(109,454,555)

Total increase (decrease)	155,559,978	(7,304,393)

Net assets

Beginning of year	982,239,958	989,544,351

End of year	$1,137,799,936	$982,239,958

Undistributed net investment income	$2,660,339	$2,924,867

32	Balanced Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$16.57	$14.90	$14.93	$13.54	$11.33
Net investment income[1]	0.36	0.25	0.20	0.18	0.18
Net realized and unrealized gain on investments	2.40	1.65	0.01	1.38	2.25
Total from investment operations	2.76	1.90	0.21	1.56	2.43
Less distributions
From net investment income	(0.41)	(0.23)	(0.24)	(0.17)	(0.22)
From net realized gain	(0.30)	—	—	—	—
Total distributions	(0.71)	(0.23)	(0.24)	(0.17)	(0.22)
Net asset value, end of period	$18.62	$16.57	$14.90	$14.93	$13.54
Total return (%)[2,3]	17.23	12.84	1.40	11.61	21.72

Ratios and supplemental data

Net assets, end of period (in millions)	$597	$512	$524	$668	$579
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.18	1.16	1.18	1.22
Expenses net of fee waivers and credits	1.14	1.18	1.16	1.17	1.21
Net investment income	2.08	1.56	1.33	1.12	1.54
Portfolio turnover (%)	53	65	67	67	78

[1] Based on the average daily shares outstanding.
[2] Does not reflect the effect of sales charges, if any.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS B SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$16.54	$14.88	$14.91	$13.52	$11.31
Net investment income[1]	0.24	0.13	0.10	0.08	0.10
Net realized and unrealized gain on investments	2.39	1.65	0.01	1.38	2.25
Total from investment operations	2.63	1.78	0.11	1.46	2.35
Less distributions
From net investment income	(0.29)	(0.12)	(0.14)	(0.07)	(0.14)
From net realized gain	(0.30)	—	—	—	—
Total distributions	(0.59)	(0.12)	(0.14)	(0.07)	(0.14)
Net asset value, end of period	$18.58	$16.54	$14.88	$14.91	$13.52
Total return (%)[2,3]	16.38	12.03	0.73	10.86	20.93

Ratios and supplemental data

Net assets, end of period (in millions)	$82	$76	$72	$76	$60
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	1.88	1.86	1.88	1.91
Expenses net of fee waivers and credits	1.84	1.88	1.86	1.87	1.91
Net investment income	1.38	0.85	0.63	0.42	0.85
Portfolio turnover (%)	53	65	67	67	78

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

See notes to financial statements	Annual report | Balanced Fund	33

CLASS C SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$16.55	$14.88	$14.92	$13.53	$11.32
Net investment income[1]	0.24	0.13	0.10	0.08	0.10
Net realized and unrealized gain on investments	2.39	1.66	—	1.38	2.25
Total from investment operations	2.63	1.79	0.10	1.46	2.35
Less distributions
From net investment income	(0.29)	(0.12)	(0.14)	(0.07)	(0.14)
From net realized gain	(0.30)	—	—	—	—
Total distributions	(0.59)	(0.12)	(0.14)	(0.07)	(0.14)
Net asset value, end of period	$18.59	$16.55	$14.88	$14.92	$13.53
Total return (%)[2,3]	16.37	12.09	0.66	10.85	20.91

Ratios and supplemental data

Net assets, end of period (in millions)	$344	$292	$301	$350	$270
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	1.88	1.86	1.88	1.92
Expenses net of fee waivers and credits	1.84	1.88	1.86	1.87	1.92
Net investment income	1.38	0.86	0.63	0.42	0.83
Portfolio turnover (%)	53	65	67	67	78

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS I SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$16.57	$14.91	$14.94	$13.54	$11.33
Net investment income[1]	0.42	0.31	0.27	0.24	0.23
Net realized and unrealized gain on investments	2.40	1.64	0.01	1.39	2.25
Total from investment operations	2.82	1.95	0.28	1.63	2.48
Less distributions
From net investment income	(0.48)	(0.29)	(0.31)	(0.23)	(0.27)
From net realized gain	(0.30)	—	—	—	—
Total distributions	(0.78)	(0.29)	(0.31)	(0.23)	(0.27)
Net asset value, end of period	$18.61	$16.57	$14.91	$14.94	$13.54
Total return (%)[2]	17.62	13.24	1.84	12.14	22.23

Ratios and supplemental data

Net assets, end of period (in millions)	$89	$73	$69	$99	$92
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.79	0.75	0.74	0.79
Expenses net of fee waivers and credits	0.78	0.79	0.75	0.74	0.79
Net investment income	2.44	1.95	1.76	1.55	1.98
Portfolio turnover (%)	53	65	67	67	78

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

34	Balanced Fund | Annual report	See notes to financial statements

CLASS R1 SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$16.63	$14.96	$14.99	$13.57	$11.35
Net investment income[1]	0.31	0.20	0.16	0.13	0.12
Net realized and unrealized gain on investments	2.40	1.66	0.01	1.40	2.27
Total from investment operations	2.71	1.86	0.17	1.53	2.39
Less distributions
From net investment income	(0.36)	(0.19)	(0.20)	(0.11)	(0.17)
From net realized gain	(0.30)	—	—	—	—
Total distributions	(0.66)	(0.19)	(0.20)	(0.11)	(0.17)
Net asset value, end of period	$18.68	$16.63	$14.96	$14.99	$13.57
Total return (%)[2]	16.84	12.50	1.14	11.32	21.23

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$2	$1	—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	1.48	1.45	1.45	2.88
Expenses net of fee waivers and credits	1.45	1.48	1.45	1.45	1.63
Net investment income	1.76	1.25	1.05	0.81	0.94
Portfolio turnover (%)	53	65	67	67	78

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Less than $500,000.

CLASS R2 SHARES Period ended	10-31-13	10-31-12[1]

Per share operating performance

Net asset value, beginning of period	$16.58	$16.10
Net investment income[2]	0.38	0.18
Net realized and unrealized gain on investments	2.41	0.48
Total from investment operations	2.79	0.66
Less distributions
From net investment income	(0.45)	(0.18)
From net realized gain	(0.30)	—
Total distributions	(0.75)	(0.18)
Net asset value, end of period	$18.62	$16.58
Total return (%)[3]	17.39	4.14[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	0.96[6]
Expenses net of fee waivers and credits	0.98	0.96[6]
Net investment income	2.17	1.68[6]
Portfolio turnover (%)	53	65[7]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

See notes to financial statements	Annual report | Balanced Fund	35

CLASS R3 SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$16.61	$14.93	$14.98	$13.57	$11.35
Net investment income[1]	0.33	0.22	0.17	0.16	0.13
Net realized and unrealized gain on investments	2.40	1.66	0.01	1.38	2.27
Total from investment operations	2.73	1.88	0.18	1.54	2.40
Less distributions
From net investment income	(0.38)	(0.20)	(0.23)	(0.13)	(0.18)
From net realized gain	(0.30)	—	—	—	—
Total distributions	(0.68)	(0.20)	(0.23)	(0.13)	(0.18)
Net asset value, end of period	$18.66	$16.61	$14.93	$14.98	$13.57
Total return (%)[2]	16.97	12.69	1.17	11.41	21.36

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$18	$16	$18	—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35	1.36	1.36	1.25	2.83
Expenses net of fee waivers and credits	1.35	1.36	1.36	1.25	1.51
Net investment income	1.87	1.37	1.13	1.03	1.01
Portfolio turnover (%)	53	65	67	67	78

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Less than $500,000.

CLASS R4 SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$16.63	$14.95	$14.98	$13.57	$11.34
Net investment income[1]	0.40	0.27	0.22	0.19	0.10
Net realized and unrealized gain on investments	2.41	1.66	0.01	1.39	2.34
Total from investment operations	2.81	1.93	0.23	1.58	2.44
Less distributions
From net investment income	(0.45)	(0.25)	(0.26)	(0.17)	(0.21)
From net realized gain	(0.30)	—	—	—	—
Total distributions	(0.75)	(0.25)	(0.26)	(0.17)	(0.21)
Net asset value, end of period	$18.69	$16.63	$14.95	$14.98	$13.57
Total return (%)[2]	17.47	13.01	1.49	11.71	21.81

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.06	1.08	1.11	1.86
Expenses net of fee waivers and credits	0.95	1.01	1.08	1.11	1.23
Net investment income	2.26	1.73	1.41	1.18	1.40
Portfolio turnover (%)	53	65	67	67	78

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

36	Balanced Fund | Annual report	See notes to financial statements

CLASS R5 SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$16.61	$14.94	$14.97	$13.56	$11.34
Net investment income[1]	0.44	0.31	0.26	0.23	0.23
Net realized and unrealized gain on investments	2.40	1.65	0.01	1.40	2.24
Total from investment operations	2.84	1.96	0.27	1.63	2.47
Less distributions
From net investment income	(0.48)	(0.29)	(0.30)	(0.22)	(0.25)
From net realized gain	(0.30)	—	—	—	—
Total distributions	(0.78)	(0.29)	(0.30)	(0.22)	(0.25)
Net asset value, end of period	$18.67	$16.61	$14.94	$14.97	$13.56
Total return (%)[2]	17.73	13.27	1.80	12.09	22.09

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$6	$3	$3	—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.76	0.78	0.78	2.07
Expenses net of fee waivers and credits	0.74	0.76	0.78	0.78	0.92
Net investment income	2.51	1.96	1.71	1.44	1.75
Portfolio turnover (%)	53	65	67	67	78

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Less than $500,000.

CLASS R6 SHARES Period ended	10-31-13	10-31-12	10-31-11[1]

Per share operating performance

Net asset value, beginning of period	$16.58	$14.91	$14.73
Net investment income[2]	0.44	0.32	0.04
Net realized and unrealized gain on investments	2.40	1.65	0.18
Total from investment operations	2.84	1.97	0.22
Less distributions
From net investment income	(0.49)	(0.30)	(0.04)
From net realized gain	(0.30)	—	—
Total distributions	(0.79)	(0.30)	(0.04)
Net asset value, end of period	$18.63	$16.58	$14.91
Total return (%)[3]	17.76	13.35	1.48[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.71	0.73[6]
Expenses net of fee waivers and credits	0.70	0.71	0.73[6]
Net investment income	2.50	2.02	1.57[6]
Portfolio turnover (%)	53	65	67[7]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Annual report | Balanced Fund	37

Notes to financial statements

Note 1 — Organization

John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income and preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of

38	Balanced Fund | Annual report

trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$66,163,673	$66,163,673	—	—
Consumer Staples	64,216,905	64,216,905	—	—
Energy	93,311,720	93,310,609	—	$1,111
Financials	157,412,683	157,412,683	—	—
Health Care	105,063,537	105,063,537	—	—
Industrials	78,593,852	78,593,852	—	—
Information Technology	121,087,674	121,087,674	—	—
Materials	21,001,942	21,001,942	—	—
Telecommunication
Services	18,404,800	18,404,800	—	—
Utilities	23,163,852	23,163,852	—	—
Preferred Securities
Financials	2,977,675	2,977,675	—	—
Industrials	8,899,762	8,899,762	—	—
U.S. Government &
Agency Obligations	107,359,560	—	$107,359,560	—

Annual report | Balanced Fund	39

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds
Consumer Discretionary	$17,532,341	—	$17,532,341	—
Consumer Staples	7,920,188	—	7,920,188	—
Energy	15,664,968	—	15,664,968	—
Financials	60,125,516	—	60,125,516	—
Health Care	3,476,004	—	3,476,004	—
Industrials	21,173,977	—	21,173,977	—
Information Technology	2,151,263	—	2,151,263	—
Materials	16,723,569	—	16,723,569	—
Telecommunication
Services	15,393,248	—	15,393,248	—
Utilities	5,740,086	—	5,740,086	—
Capital Preferred
Securities	4,124,000	—	4,124,000	—
Collateralized Mortgage
Obligations	60,411,480	—	60,411,480	—
Asset Backed Securities	19,581,680	—	19,281,660	$300,020
Securities Lending
Collateral	13,128,858	$13,128,858	—	—
Short-Term Investments	8,956,000	—	8,956,000	—

Total Investments in
Securities	$1,139,760,813	$773,425,822	$366,033,860	$301,131

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

40	Balanced Fund | Annual report

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the portfolio, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected

Annual report | Balanced Fund	41

in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended October 31, 2013 were $1,227. For the year ended October 31, 2013, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

The tax character of distributions for the years ended October 31, 2013 and 2012 was as follows:

	OCTOBER 31, 2013	OCTOBER 31, 2012

Ordinary Income	$22,132,527	$11,705,069
Long-term capital gains	17,736,927	—

Total	$39,869,454	$11,705,069

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2013, the components of distributable earnings on a tax basis consisted of $15,042,646 of undistributed ordinary income and $31,613,888 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals treating a portion of the proceeds from redemptions as distributions for tax purposes, paydown adjustments, and amortization and accretion on debt securities.

42	Balanced Fund | Annual report

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any are identified in the Fund’s investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/ payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended October 31, 2013, the fund used futures contracts to manage duration of the portfolio. During the year ended October 31, 2013, the fund held futures contracts with notional values ranging up to approximately $3.9 million, as measured at each quarter end. At October 31, 2013, the fund held no futures contracts.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2013:

	STATEMENT OF	FUTURE
RISK	OPERATIONS LOCATION	CONTRACTS

Interest rate contracts	Net realized gain (loss)	($147,508)

Total		($147,508)

Annual report | Balanced Fund	43

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $2,000,000,000 of the fund’s average daily net assets; and (b) 0.55% of the fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Prior to March 1, 2013, the Advisor had contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.74% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest, acquired fund fees and expenses, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business.

For the year ended October 31, 2013, these expense reductions amounted to the following:

CLASS A	CLASS B	CLASS C	CLASS I	CLASS R1	CLASS R2	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL

$13,096	$1,866	$7,512	$1,921	$68	$5	$424	$62	$101	$4	$25,059

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended October 31, 2013 were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to

44	Balanced Fund | Annual report

shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

The Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $2,599 for the year ended October 31, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,323,954 for the year ended October 31, 2013. Of this amount, $212,359 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,073,868 was paid as sales commissions to broker-dealers and $37,727 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2013, CDSCs received by the Distributor amounted to $4,655, $121,268 and $16,755 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made

Annual report | Balanced Fund	45

to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 shares, Retirement Share Classes, and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2013 were:

	DISTRIBUTION AND	TRANSFER
SHARE CLASS	SERVICE FEES	AGENT FEES

Class A	1,630,806	900,916
Class B	794,154	131,854
Class C	3,115,970	516,314
Class I	—	85,318
Class R1	21,131	731
Class R2	415	38
Class R3	117,432	4,686
Class R4	9,133	676
Class R5	2,423	1,379
Class R6	—	35
Total	5,691,464	1,641,947

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of funds Deferred Compensation Plan (the Plan), which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended October 31, 2013 and 2012 were as follows:

	Year ended 10-31-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	6,700,531	$117,223,829	4,737,116	$75,262,361
Distributions reinvested	1,270,596	21,231,329	449,149	6,961,790
Repurchased	(6,852,939)	(118,719,231)	(9,457,639)	(147,921,883)

Net increase (decrease)	1,118,188	$19,735,927	(4,271,374)	($65,697,732)

46	Balanced Fund | Annual report

	Year ended 10-31-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class B shares

Sold	476,655	$8,244,580	581,579	$9,212,053
Distributions reinvested	141,146	2,340,540	31,453	483,552
Repurchased	(793,153)	(13,803,688)	(861,417)	(13,568,438)

Net decrease	(175,352)	($3,218,568)	(248,385)	($3,872,833)

Class C shares

Sold	3,086,564	$54,069,757	1,815,415	$28,832,908
Distributions reinvested	521,633	8,659,798	118,586	1,821,996
Repurchased	(2,801,511)	(48,487,040)	(4,505,442)	(70,265,525)

Net increase (decrease)	806,686	$14,242,515	(2,571,441)	($39,610,621)

Class I shares

Sold	1,537,479	$26,804,193	1,268,723	$20,149,736
Distributions reinvested	165,423	2,770,870	62,300	968,107
Repurchased	(1,331,766)	(22,987,734)	(1,539,900)	(24,095,270)

Net increase (decrease)	371,136	$6,587,329	(208,877)	($2,977,427)

Class R1 shares

Sold	56,550	$990,308	65,125	$1,017,363
Distributions reinvested	5,534	92,483	1,561	24,321
Repurchased	(58,129)	(1,014,607)	(43,051)	(686,047)

Net increase	3,955	$68,184	23,635	$355,637

Class R2 shares[1]

Sold	9,374	$168,487	6,211	$100,000
Distributions reinvested	16	274	—	—
Repurchased	(857)	(15,289)	—	—

Net increase	8,533	$153,472	6,211	$100,000

Class R3 shares

Sold	124,371	$2,162,168	122,429	$1,909,058
Distributions reinvested	41,657	696,470	13,887	215,640
Repurchased	(217,097)	(3,744,353)	(161,650)	(2,568,090)

Net decrease	(51,069)	($885,715)	(25,334)	($443,392)

Class R4 shares

Sold	121,877	$2,200,734	42,684	$679,115
Distributions reinvested	6,517	109,456	1,944	30,403
Repurchased	(118,145)	(2,133,635)	(12,142)	(193,082)

Net increase	10,249	$176,555	32,486	$516,436

Class R5 shares

Sold	106,280	$1,847,543	190,539	$3,036,054
Distributions reinvested	14,044	234,060	5,309	83,204
Repurchased	(381,043)	(6,734,068)	(58,532)	(946,529)

Net increase (decrease)	(260,719)	($4,652,465)	137,316	$2,172,729

Annual report | Balanced Fund	47

	Year ended 10-31-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class R6 shares

Sold	4,260	$75,337	165	$2,638
Distributions reinvested	23	395	1[2]	10
Repurchased	(2,023)	(36,537)	—	—

Net increase	2,260	$39,195	166	$2,648

Total net increase (decrease)	1,833,867	$32,246,429	(7,125,597)	($109,454,555)

1 The inception date for Class R2 shares is 3-1-12.
2 The actual distribution reinvested was 0.616 shares.

Affiliates of the fund owned 43% and 74% of shares of beneficial interest of Class R2 and Class R6, respectively, on October 31, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $384,624,115 and $419,345,849, respectively, for the year ended October 31, 2013. Purchases and sales of U.S. Treasury obligations aggregated $165,000,264 and $119,735,390, respectively, for the year ended October 31, 2013.

48	Balanced Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and the Shareholders of
John Hancock Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Balanced Fund (the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, transfer agent and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2013

Annual report | Balanced Fund	49

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $20,057,991 in capital gain dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

50	Balanced Fund | Annual report

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Balanced Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be

Annual report | Balanced Fund	51

based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective(s); review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

52	Balanced Fund | Annual report

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed the index for the three- and five-year periods ended December 31, 2012. The Board also noted that the fund had outperformed its peer group average for the one- and five-year periods and underperformed the average for the three-year period ended December 31, 2012.

The Board noted that the fund’s performance is being closely monitored. The Board also took into account the fund’s more recent improved performance and actions taken to address the fund’s performance.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that the net management fees for this fund are equal to the peer group median and that total expenses for this fund are higher than the peer group median. The Board also noted that the subadvisory fees for this fund are higher than the peer group median. The Board took into account management’s discussion of the fund’s expenses. The Board also noted that the fund’s distributor, an affiliate of the Advisor and Subadvisor, has agreed to waive a portion of its Rule 12b-1 fee for one of the fund’s share classes.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

Annual report | Balanced Fund	53

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot

54	Balanced Fund | Annual report

be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective(s), the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

Annual report | Balanced Fund	55

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of mutual fund data. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

56	Balanced Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates,[2] Born: 1946	2012	233

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds[4] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2,3] Born: 1941	2012	233

Director, Island Commuter Corp. (marine transport).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	233

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1994	233

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).
Trustee, John Hancock retail funds[4] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | Balanced Fund	57

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey,[2] Born: 1946	2012	233

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2,3] Born: 1947	2012	233

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	233

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds[4] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	233

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	233

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).
Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[4]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds[4], John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

58	Balanced Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2009	233

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds[4] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[5]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle,[2] Born: 1959	2012	233

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).
Trustee, John Hancock retail funds[4] (since 2012 and 2005–2010); Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	233

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).
Trustee, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock Funds
II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	233

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).
Trustee, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Annual report | Balanced Fund	59

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[4] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2007

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock Funds
II (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[4]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2007); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[4] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

60	Balanced Fund | Annual report

Principal officers who are not Trustees (continued)

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[4] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.
2 Became a Trustee of the fund effective December 1, 2012.
3 Member of the Audit Committee.
4 “John Hancock retail funds” comprises John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.
5 The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.

Annual report | Balanced Fund	61

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

62	Balanced Fund | Annual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Balanced Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	36A 10/13
MF164566	12/13

John Hancock INVESTMENTS

John Hancock

Large Cap Equity Fund

Annual Report

10.31.13

A look at performance

Total returns for the period ended October 31, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A	21.66	14.08	9.69	21.66	93.19	152.24

Class B	22.07	14.16	9.60	22.07	93.91	150.08

Class C	26.08	14.39	9.43	26.08	95.85	146.31

Class I1	28.45	15.66	10.78	28.45	106.94	178.34

Class R1[1,2]	27.63	14.85	9.87	27.63	99.79	156.28

Class R2[1,2]	28.13	15.26	10.29	28.13	103.45	166.35

Class R3[1,2]	27.70	14.92	9.96	27.70	100.42	158.37

Class R4[1,2]	28.19	15.28	10.30	28.19	103.60	166.42

Class R5[1,2]	28.47	15.61	10.62	28.47	106.49	174.26

Class R6[1,2]	28.56	15.74	10.78	28.56	107.69	178.32

Index†	27.18	15.17	7.46	27.18	102.61	105.29

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, except Class R4, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6
Net/Gross (%)	1.14	1.89	1.89	0.80	1.47	1.22	1.37	1.07	0.81	0.72

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 2-28-14, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the S&P 500 Index.

See the following page for footnotes.

6	Large Cap Equity Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	10-31-03	$25,008	$25,008	$20,529

Class C3	10-31-03	24,631	24,631	20,529

Class I1	10-31-03	27,834	27,834	20,529

Class R1[1,2]	10-31-03	25,628	25,628	20,529

Class R2[1,2]	10-31-03	26,635	26,635	20,529

Class R3[1,2]	10-31-03	25,837	25,837	20,529

Class R4[1,2]	10-31-03	26,642	26,642	20,529

Class R5[1,2]	10-31-03	27,426	27,426	20,529

Class R6[1,2]	10-31-03	27,832	27,832	20,529

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 For certain types of investors, as described in the fund’s prospectuses.

2 9-30-84 is the inception date for the oldest class of shares, Class A shares. Class R1, Class R3, Class R4 and Class R5 shares were first offered on 5-22-09. Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expense of Class R1, Class R3, Class R4, Class R5, Class R6, and Class R2 shares, as applicable.

3 The contingent deferred sales charge is not applicable.

Annual report | Large Cap Equity Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

U.S. stocks recorded double-digit gains for the 12 months ended October 31, 2013. Over this period, the equity markets pushed through the headwinds of a sluggish economic recovery and market volatility created by political gridlock in Washington, D.C., to record impressive returns across the board. The U.S. equity market benefited from the ongoing accommodative monetary policy of the U.S. Federal Reserve (Fed), which kept interest rates near zero, and a slowly improving domestic economy.

For the 12-month period ended October 31, 2013, John Hancock Large Cap Equity Fund’s Class A shares rose 28.07%, excluding sales charges. The fund outperformed the 27.18% gain of its benchmark, the S&P 500 Index, but trailed the 29.40% advance of its peer group, the Morningstar, Inc. large growth fund category.†

The fund was helped by both overweight positions relative to the benchmark and strong stock selection in the financials and consumer discretionary sectors. Within financials, several stocks rebounded from their troubles in the previous period, and the fund ben-efited from sizable overweight positions in several of its holdings in the sector, including diversified financials company Bank of America Corp., investment bank Morgan Stanley, and custody and trust bank State Street Corp. Stock selection in the consumer discretionary sector also aided relative results, with overweight positions in two strong-performing stocks—online retailer Amazon.com, Inc. and home improvement superstore Lowe’s Companies, Inc.—making strong contributions. On the downside, the fund’s underexposure to the healthcare sector detracted from its performance versus the benchmark. Relative results were also dampened by inopportune stock selection in the energy sector (natural gas driller Ultra Petroleum) and in information technology (data storage company EMC Corp. and consumer electronics giant Apple).

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Large Cap Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2013, with the same investment held until October 31, 2013.

	Account value	Ending value	Expenses paid during
	on 5-1-13	on 10-31-13	period ended 10-31-13[1]

Class A	$1,000.00	$1,145.70	$5.84

Class B	1,000.00	1,141.50	9.88

Class C	1,000.00	1,141.20	9.88

Class I	1,000.00	1,147.00	4.28

Class R1	1,000.00	1,143.50	7.56

Class R2	1,000.00	1,145.50	5.79

Class R3	1,000.00	1,144.00	7.30

Class R4	1,000.00	1,146.30	5.09

Class R5	1,000.00	1,147.20	4.22

Class R6	1,000.00	1,147.90	3.79

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Large Cap Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2013, with the same investment held until October 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 5-1-13	on 10-31-13	period ended 10-31-13[1]

Class A	$1,000.00	$1,019.80	$5.50

Class B	1,000.00	1,016.00	9.30

Class C	1,000.00	1,016.00	9.30

Class I	1,000.00	1,021.20	4.02

Class R1	1,000.00	1,018.10	7.12

Class R2	1,000.00	1,019.80	5.45

Class R3	1,000.00	1,018.40	6.87

Class R4	1,000.00	1,020.50	4.79

Class R5	1,000.00	1,021.30	3.97

Class R6	1,000.00	1,021.70	3.57

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.08%, 1.83%, 1.83%, 0.79%, 1.40%, 1.07%, 1.35%, 0.94%, 0.78% and 0.70% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Large Cap Equity Fund | Annual report

Portfolio summary

Top 10 Holdings (42.5% of Net Assets on 10-31-13)[1,2]

Amazon.com, Inc.	6.2%	Bank of America Corp.	4.2%

Apple, Inc.	5.6%	The Goldman Sachs Group, Inc.	3.3%

JPMorgan Chase & Company	4.8%	Lennar Corp., Class A	3.2%

QUALCOMM, Inc.	4.6%	American International Group, Inc.	3.2%

Google, Inc., Class A	4.5%	Apache Corp.	2.9%

Sector Composition[1,3]

Information Technology	26.4%	Health Care	6.3%

Financials	25.3%	Consumer Staples	6.0%

Consumer Discretionary	16.9%	Industrials	5.5%

Energy	12.5%	Short-Term Investments & Other	1.1%

1 As a percentage of net assets on 10-31-13.

2 Cash and cash equivalents not included.

3 Large company stocks could fall out of favor, and value stocks may decline in price. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Large Cap Equity Fund	11

Fund’s investments

As of 10-31-13

	Shares	Value
Common Stocks 98.9%	$1,809,293,051

(Cost $1,433,367,942)

Consumer Discretionary 16.9%		308,567,770

Household Durables 5.7%

Lennar Corp., Class A	1,627,249	57,848,702

NVR, Inc. (I)	30,500	27,978,260

Tempur Sealy International, Inc. (I)	467,829	17,941,242

Internet & Catalog Retail 6.2%

Amazon.com, Inc. (I)	311,849	113,522,392

Media 1.0%

Omnicom Group, Inc.	276,586	18,838,272

Specialty Retail 4.0%

AutoZone, Inc. (I)	39,667	17,242,848

Bed Bath & Beyond, Inc. (I)	269,287	20,821,271

Lowe’s Companies, Inc.	690,534	34,374,783

Consumer Staples 6.0%		109,635,772

Beverages 5.1%

Diageo PLC, ADR	247,915	31,631,475

PepsiCo, Inc.	481,002	40,447,458

SABMiller PLC	418,296	21,762,012

Tobacco 0.9%

Philip Morris International, Inc.	177,231	15,794,827

Energy 12.5%		227,888,154

Energy Equipment & Services 4.3%

National Oilwell Varco, Inc.	337,525	27,400,280

Schlumberger, Ltd.	546,999	51,264,746

Oil, Gas & Consumable Fuels 8.2%

Apache Corp.	604,683	53,695,850

Brazil Ethanol, Inc. (I)(S)	500,000	5,000

Chevron Corp.	138,900	16,662,444

Exxon Mobil Corp.	168,232	15,076,952

Occidental Petroleum Corp.	465,634	44,738,115

Southwestern Energy Company (I)	511,681	19,044,767

12	Large Cap Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Financials 25.3%		$462,135,508

Capital Markets 9.4%

Morgan Stanley	1,785,508	51,297,645

State Street Corp.	505,997	35,455,210

T. Rowe Price Group, Inc.	317,649	24,589,209

The Goldman Sachs Group, Inc.	379,336	61,019,989

Commercial Banks 1.0%

Wells Fargo & Company	402,825	17,196,599

Consumer Finance 1.0%

American Express Company	224,625	18,374,325

Diversified Financial Services 9.1%

Bank of America Corp.	5,531,299	77,216,934

JPMorgan Chase & Company	1,720,665	88,683,074

Insurance 4.8%

American International Group, Inc.	1,117,594	57,723,730

Prudential Financial, Inc.	375,707	30,578,793

Health Care 6.3%		116,229,193

Biotechnology 1.1%

Amgen, Inc.	169,480	19,659,680

Health Care Equipment & Supplies 1.5%

Medtronic, Inc.	486,721	27,937,785

Pharmaceuticals 3.7%

Merck & Company, Inc.	704,492	31,765,544

Novartis AG, ADR	475,386	36,866,184

Industrials 5.5%		101,374,733

Aerospace & Defense 1.4%

L-3 Communications Holdings, Inc.	255,190	25,633,836

Air Freight & Logistics 1.3%

United Parcel Service, Inc., Class B	238,224	23,403,126

Industrial Conglomerates 2.0%

General Electric Company	1,388,551	36,296,723

Machinery 0.8%

Caterpillar, Inc.	192,431	16,041,048

Information Technology 26.4%		483,461,921

Communications Equipment 6.5%

Cisco Systems, Inc.	1,523,024	34,268,040

QUALCOMM, Inc.	1,201,489	83,467,441

Computers & Peripherals 7.9%

Apple, Inc.	196,000	102,380,600

EMC Corp.	1,768,002	42,555,808

Internet Software & Services 4.5%

Google, Inc., Class A (I)	80,078	82,526,785

IT Services 1.5%

Broadridge Financial Solutions, Inc.	795,581	27,972,628

See notes to financial statements	Annual report | Large Cap Equity Fund	13

	Shares	Value
Semiconductors & Semiconductor Equipment 1.5%

Intel Corp.	1,137,717	$27,794,426

Software 4.5%

FactSet Research Systems, Inc.	340,104	37,050,930

Oracle Corp.	1,356,575	45,445,263

	Par value	Value
Short-Term Investments 1.1%		$19,727,000

(Cost $19,727,000)

Repurchase Agreement 1.1%		19,727,000

Barclays Tri-Party Repurchase Agreement dated 10-31-13 at 0.070%
to be repurchased at $19,355,038 on 11-1-13, collateralized by
$19,281,000 U.S. Treasury Notes, 0.375% to 1.500% due 11-15-15
to 6-30-16 (valued at $19,742,231, including interest)	$19,355,000	19,355,000

Repurchase Agreement with State Street Corp. dated 10-31-13 at
0.000% to be repurchased at $372,000 on 11-1-13, collateralized by $385,000 U.S. Treasury Note, 1.000% due 5-31-18 (valued at
$383,556, including interest)	372,000	372,000

Total investments (Cost $1,453,094,942)† 100.0%	$1,829,020,051

Other assets and liabilities, net 0.0%		($372,631)

Total net assets 100.0%	$1,828,647,420

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,456,701,221. Net unrealized appreciation aggregated $372,318,830, of which $384,041,862 related to appreciated investment securities and $11,723,032 related to depreciated investment securities.

14	Large Cap Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,453,094,942)	$1,829,020,051
Cash	581,455
Receivable for fund shares sold	4,029,603
Dividends and interest receivable	926,391
Other receivables and prepaid expenses	125,996

Total assets	1,834,683,496

Liabilities

Payable for fund shares repurchased	4,052,104
Payable to affiliates
Accounting and legal services fees	54,010
Transfer agent fees	206,316
Distribution and service fees	506,101
Trustees’ fees	55,014
Investment management fees	948,439
Other liabilities and accrued expenses	214,092

Total liabilities	6,036,076

Net assets	$1,828,647,420

Net assets consist of

Paid-in capital	$1,705,667,731
Undistributed net investment income	8,589,336
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(261,534,756)
Net unrealized appreciation (depreciation) on investments	375,925,109

Net assets	$1,828,647,420

See notes to financial statements	Annual report | Large Cap Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($1,044,393,721 ÷ 29,911,359 shares)[1]	$34.92
Class B ($74,168,894 ÷ 2,322,430 shares)[1]	$31.94
Class C ($266,591,628 ÷ 8,349,255 shares)[1]	$31.93
Class I ($427,860,737 ÷ 11,793,241 shares)	$36.28
Class R1 ($7,867,043 ÷ 219,440 shares)	$35.85
Class R2 ($714,517 ÷ 19,726 shares)	$36.22
Class R3 ($3,159,098 ÷ 88,000 shares)	$35.90
Class R4 ($2,228,180 ÷ 61,680 shares)	$36.12
Class R5 ($1,416,765 ÷ 39,017 shares)	$36.31
Class R6 ($246,837 ÷ 6,794 shares)	$36.33

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$36.76

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Large Cap Equity Fund | Annual report	See notes to financial statements

F I NA N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$31,726,545
Interest	5,030
Less foreign taxes withheld	(222,784)

Total investment income	31,508,791

Expenses

Investment management fees	10,255,096
Distribution and service fees	5,739,144
Accounting and legal services fees	298,841
Transfer agent fees	2,520,411
Trustees’ fees	70,280
State registration fees	154,976
Printing and postage	163,055
Professional fees	99,140
Custodian fees	181,325
Registration and filing fees	40,454
Other	44,019

Total expenses	19,566,741
Less expense reductions	(41,866)

Net expenses	19,524,875

Net investment income	11,983,916

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	115,481,635
Realized gain on investments not meeting investment restrictions	26,650
Foreign currency transactions	1,110

115,509,395
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	274,395,210

Net realized and unrealized gain	389,904,605

Increase in net assets from operations	$401,888,521

See notes to financial statements	Annual report | Large Cap Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	10-31-13	10-31-12

Increase (decrease) in net assets

From operations
Net investment income	$11,983,916	$10,737,994
Net realized gain (loss)	115,509,395	(25,736,650)
Change in net unrealized appreciation	274,395,210	233,559,883

Increase in net assets resulting from operations	401,888,521	218,561,227

Distributions to shareholders
From net investment income
Class A	(8,750,475)	(661,079)
Class B	(180,435)	—
Class C	(603,219)	—
Class I	(2,664,957)	(335,575)
Class R1	(40,835)	(564)
Class R2	(1,130)	—
Class R3	(17,786)	(667)
Class R4	(1,257)	(73)
Class R5	(13,252)	(2,151)
Class R6	(1,470)	(110)

Total distributions	(12,274,816)	(1,000,219)

From fund share transactions	(44,567,199)	(839,924,296)

Total increase (decrease)	345,046,506	(622,363,288)

Net assets

Beginning of year	1,483,600,914	2,105,964,202

End of year	$1,828,647,420	$1,483,600,914

Undistributed net investment income	$8,589,336	$8,837,904

18	Large Cap Equity Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$27.52	$24.14	$24.60	$21.61	$18.28
Net investment income[1]	0.26	0.19	0.06	0.06	0.07
Net realized and unrealized gain (loss)
on investments	7.40	3.20	(0.22)	3.01	3.88
Total from investment operations	7.66	3.39	(0.16)	3.07	3.95
Less distributions
From net investment income	(0.26)	(0.01)	(0.30)	(0.08)	(0.62)
Net asset value, end of period	$34.92	$27.52	$24.14	$24.60	$21.61
Total return (%)[2,3]	28.07	14.07	(0.73)	14.22	22.76

Ratios and supplemental data

Net assets, end of period (in millions)	$1,044	$943	$1,355	$1,998	$1,660
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.14	1.12	1.16	1.23
Expenses net of fee waivers and credits	1.10	1.14	1.12	1.14	1.22
Net investment income	0.83	0.74	0.24	0.24	0.35
Portfolio turnover (%)	31	108	59	94	99

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS B SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$25.20	$22.25	$22.71	$20.02	$16.89
Net investment income (loss)[1]	0.02	(0.01)	(0.12)	(0.11)	(0.06)
Net realized and unrealized gain (loss)
on investments	6.79	2.96	(0.22)	2.80	3.61
Total from investment operations	6.81	2.95	(0.34)	2.69	3.55
Less distributions
From net investment income	(0.07)	—	(0.12)	—	(0.42)
Net asset value, end of period	$31.94	$25.20	$22.25	$22.71	$20.02
Total return (%)[2,3]	27.07	13.26	(1.52)	13.44	21.85

Ratios and supplemental data

Net assets, end of period (in millions)	$74	$69	$80	$104	$105
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	1.89	1.87	1.92	1.98
Expenses net of fee waivers and credits	1.85	1.89	1.87	1.89	1.98
Net investment income (loss)	0.08	(0.04)	(0.51)	(0.50)	(0.38)
Portfolio turnover (%)	31	108	59	94	99

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

See notes to financial statements	Annual report | Large Cap Equity Fund	19

CLASS C SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$25.19	$22.25	$22.70	$20.02	$16.89
Net investment income (loss)[1]	0.02	(0.01)	(0.12)	(0.11)	(0.07)
Net realized and unrealized gain (loss)
on investments	6.79	2.95	(0.21)	2.79	3.62
Total from investment operations	6.81	2.94	(0.33)	2.68	3.55
Less distributions
From net investment income	(0.07)	—	(0.12)	—	(0.42)
Net asset value, end of period	$31.93	$25.19	$22.25	$22.70	$20.02
Total return (%)[2,3]	27.08	13.21	(1.48)	13.39	21.85

Ratios and supplemental data

Net assets, end of period (in millions)	$267	$235	$313	$402	$329
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85	1.89	1.87	1.92	1.98
Expenses net of fee waivers and credits	1.85	1.89	1.87	1.89	1.97
Net investment income (loss)	0.07	(0.03)	(0.51)	(0.51)	(0.40)
Portfolio turnover (%)	31	108	59	94	99

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS I SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$28.58	$25.00	$25.46	$22.33	$18.91
Net investment income[1]	0.35	0.29	0.15	0.14	0.14
Net realized and unrealized gain (loss)
on investments	7.70	3.32	(0.23)	3.13	4.00
Total from investment operations	8.05	3.61	(0.08)	3.27	4.14
Less distributions
From net investment income	(0.35)	(0.03)	(0.38)	(0.14)	(0.72)
Net asset value, end of period	$36.28	$28.58	$25.00	$25.46	$22.33
Total return (%)[2]	28.45	14.45	(0.38)	14.69	23.21

Ratios and supplemental data

Net assets, end of period (in millions)	$428	$226	$347	$282	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.80	0.76	0.76	0.84
Expenses net of fee waivers and credits	0.80	0.80	0.76	0.76	0.84
Net investment income	1.09	1.08	0.59	0.61	0.75
Portfolio turnover (%)	31	108	59	94	99

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

20	Large Cap Equity Fund | Annual report	See notes to financial statements

CLASS R1 SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$28.26	$24.85	$25.34	$22.25	$18.82
Net investment income (loss)[2]	0.15	0.10	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss)
on investments	7.62	3.31	(0.23)	3.12	3.45
Total from investment operations	7.77	3.41	(0.26)	3.09	3.43
Less distributions
From net investment income	(0.18)	—[3]	(0.23)	—	—
Net asset value, end of period	$35.85	$28.26	$24.85	$25.34	$22.25
Total return (%)[4]	27.63	13.73	(1.07)	13.89	18.23[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$7	$7	$2	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44	1.45	1.45	1.41	2.38[7]
Expenses net of fee waivers and credits	1.43	1.45	1.45	1.41	1.61[7]
Net investment income (loss)	0.48	0.38	(0.13)	(0.14)	(0.24)[7]
Portfolio turnover (%)	31	108	59	94	99[8]

1 The inception date for Class R1 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-08 to 10-31-09.

CLASS R2 SHARES Period ended	10-31-13	10-31-12[1]

Per share operating performance

Net asset value, beginning of period	$28.56	$26.69
Net investment income[2]	0.25	0.11
Net realized and unrealized gain on investments	7.71	1.76
Total from investment operations	7.96	1.87
Less distributions
From net investment income	(0.30)	—
Net asset value, end of period	$36.22	$28.56
Total return (%)[3]	28.13	7.01[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	0.97[6]
Expenses including reductions and amounts recaptured	1.06	0.97[6]
Net investment income	0.76	0.58[6]
Portfolio turnover (%)	31	108[7]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

See notes to financial statements	Annual report | Large Cap Equity Fund	21

CLASS R3 SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$28.30	$24.87	$25.34	$22.26	$18.82
Net investment income (loss)[2]	0.18	0.12	(0.02)	(0.05)	(0.02)
Net realized and unrealized gain (loss)
on investments	7.61	3.32	(0.22)	3.14	3.46
Total from investment operations	7.79	3.44	(0.24)	3.09	3.44
Less distributions
From net investment income	(0.19)	(0.01)	(0.23)	(0.01)	—
Net asset value, end of period	$35.90	$28.30	$24.87	$25.34	$22.26
Total return (%)[3]	27.70	13.82	(1.00)	13.89	18.28[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$3	$1	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36	1.37	1.38	1.42	3.13[6]
Expenses net of fee waivers and credits	1.36	1.37	1.38	1.42	1.51[6]
Net investment income (loss)	0.56	0.47	(0.06)	(0.20)	(0.19)[6]
Portfolio turnover (%)	31	108	59	94	99[7]

1 The inception date for Class R3 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover is shown for the period from 11-1-08 to 10-31-09.

CLASS R4 SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$28.47	$24.94	$25.38	$22.29	$18.82
Net investment income[2]	0.29	0.21	0.08	0.02	0.01
Net realized and unrealized gain (loss)
on investments	7.66	3.34	(0.24)	3.13	3.46
Total from investment operations	7.95	3.55	(0.16)	3.15	3.47
Less distributions
From net investment income	(0.30)	(0.02)	(0.28)	(0.06)	—
Net asset value, end of period	$36.12	$28.47	$24.94	$25.38	$22.29
Total return (%)[3]	28.19	14.23	(0.70)	14.16	18.44[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.07	1.06	2.34	2.87[6]
Expenses net of fee waivers and credits	0.95	1.03	1.06	1.21	1.21[6]
Net investment income	0.90	0.78	0.30	0.08	0.11[6]
Portfolio turnover (%)	31	108	59	94	99[7]

1 The inception date for Class R4 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-08 to 10-31-09.

22	Large Cap Equity Fund | Annual report	See notes to financial statements

CLASS R5 SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$28.61	$25.01	$25.44	$22.32	$18.82
Net investment income[2]	0.37	0.29	0.16	0.05	0.03
Net realized and unrealized gain (loss)
on investments	7.69	3.34	(0.24)	3.18	3.47
Total from investment operations	8.06	3.63	(0.08)	3.23	3.50
Less distributions
From net investment income	(0.36)	(0.03)	(0.35)	(0.11)	—
Net asset value, end of period	$36.31	$28.61	$25.01	$25.44	$22.32
Total return (%)[3]	28.47	14.52	(0.38)	14.52	18.60[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$2	$2	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.76	0.74	0.89	2.40[6]
Expenses net of fee waivers and credits	0.76	0.76	0.74	0.89	0.91[6]
Net investment income	1.14	1.08	0.59	0.22	0.37[6]
Portfolio turnover (%)	31	108	59	94	99[7]

1 The inception date for Class R5 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-08 to 10-31-09.

CLASS R6 SHARES Period ended	10-31-13	10-31-12	10-31-11[1]

Per share operating performance

Net asset value, beginning of period	$28.61	$25.00	$24.67
Net investment income[2]	0.38	0.29	0.02
Net realized and unrealized gain on investments	7.70	3.35	0.31
Total from investment operations	8.08	3.64	0.33
Less distributions
From net investment income	(0.36)	(0.03)	—
Net asset value, end of period	$36.33	$28.61	$25.00
Total return (%)[3]	28.56	14.57	1.34[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.72	0.75[6]
Expenses including reductions and amounts recaptured	0.71	0.72	0.75[6]
Net investment income	1.17	1.10	0.47[6]
Portfolio turnover (%)	31	108	59[7]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Annual report | Large Cap Equity Fund	23

Notes to financial statements

Note 1 — Organization

John Hancock Large Cap Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value

24	Large Cap Equity Fund | Annual report

of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$308,567,770	$308,567,770	—	—
Consumer Staples	109,635,772	87,873,760	$21,762,012	—
Energy	227,888,154	227,883,154	—	$5,000
Financials	462,135,508	462,135,508	—	—
Health Care	116,229,193	116,229,193	—	—
Industrials	101,374,733	101,374,733	—	—
Information Technology	483,461,921	483,461,921	—	—
Short-Term Investments	19,727,000	—	19,727,000	—

Total Investments in
Securities	$1,829,020,051	$1,787,526,039	$41,489,012	$5,000

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

During the year ended October 31, 2013, the fund realized gains of $26,650 on the disposal of investments not meeting the fund’s investment guidelines.

Annual report | Large Cap Equity Fund	25

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended October 31, 2013 were $1,742. For the year ended October 31, 2013, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

26	Large Cap Equity Fund | Annual report

unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the fund has a capital loss carryforward of $257,928,477 available to offset future net realized capital gains as of October 31, 2013. This carryforward expires October 31, 2017.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended October 31, 2013 and 2012 was as follows:

	OCTOBER 31, 2013	OCTOBER 31, 2012

Ordinary Income	$12,274,816	$1,000,219

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2013, the components of distributable earnings on a tax basis consisted of $8,614,335 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.625% of the first $3,000,000,000 of the fund’s average daily net assets; and

Annual report | Large Cap Equity Fund	27

b) 0.600% of the fund’s average daily net assets in excess of $3,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Prior to March 1, 2013, the Advisor contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.75% for Class R6 shares, which excluded certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and extraordinary expense.

For the year ended October 31, 2013, accordingly, these expense waivers amounted to:

CLASS A	CLASS B	CLASS C	CLASS I	CLASS R1	CLASS R2	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL

$23,657	$1,670	$5,935	$8,753	$176	$15	$70	$49	$34	$4	$40,363

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for year ended October 31, 2013 were equivalent to a net annual effective rate of 0.62% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

28	Large Cap Equity Fund | Annual report

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

The Distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current waiver agreement will remain in effect through February 28, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $1,503 for the year ended October 31, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,030,775 for the year ended October 31, 2013. Of this amount, $162,642 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $844,181 was paid as sales commissions to broker-dealers and $23,952 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2013, CDSCs received by the Distributor amounted to $133,358 and $6,390 for Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | Large Cap Equity Fund	29

Class level expenses. Class level expenses for the year ended October 31, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$2,474,380	$1,641,647
Class B	716,699	119,123
Class C	2,470,975	409,683
Class I	—	346,506
Class R1	51,203	1,845
Class R2	1,352	94
Class R3	18,684	749
Class R4	5,181	379
Class R5	670	347
Class R6	—	38
Total	$5,739,144	$2,520,411

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended October 31, 2013 and 2012 were as follows:

	Year ended 10-31-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,625,038	$142,535,564	3,332,247	$86,274,164
Distributions reinvested	290,635	8,193,000	26,936	617,368
Repurchased	(9,276,295)	(284,678,822)	(25,224,004)	(636,903,398)

Net decrease	(4,360,622)	($133,950,258)	(21,864,821)	($550,011,866)

Class B shares

Sold	262,207	$7,350,515	168,321	$3,991,437
Distributions reinvested	6,028	156,420	—	—
Repurchased	(684,301)	(19,294,059)	(1,010,435)	(23,787,254)

Net decrease	(416,066)	($11,787,124)	(842,114)	($19,795,817)

Class C shares

Sold	873,601	$25,058,444	495,180	$11,646,499
Distributions reinvested	17,477	453,520	—	—
Repurchased	(1,855,945)	(52,000,077)	(5,235,444)	(122,579,588)

Net decrease	(964,867)	($26,488,113)	(4,740,264)	($110,933,089)

Class I shares

Sold	6,764,024	$218,239,648	2,699,033	$71,108,297
Distributions reinvested	75,277	2,198,840	10,547	250,283
Repurchased	(2,951,114)	(94,583,263)	(8,683,068)	(228,104,786)

Net increase (decrease)	3,888,187	$125,855,225	(5,973,488)	($156,746,206)

30	Large Cap Equity Fund | Annual report

	Year ended 10-31-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	100,318	$3,243,461	68,220	$1,800,513
Distributions reinvested	1,122	32,572	18	422
Repurchased	(115,163)	(3,689,362)	(97,482)	(2,586,016)

Net decrease	(13,723)	($413,329)	(29,244)	($785,081)

Class R2 shares[1]

Sold	16,746	$529,831	3,747	$100,000
Repurchased	(767)	(24,390)	—	—

Net increase	15,979	$505,441	3,747	$100,000

Class R3 shares

Sold	11,175	$351,591	15,320	$403,744
Distributions reinvested	612	17,786	28	667
Repurchased	(22,211)	(673,699)	(31,745)	(844,356)

Net decrease	(10,424)	($304,322)	(16,397)	($439,945)

Class R4 shares

Sold	70,125	$2,196,002	1,279	$34,409
Distributions reinvested	43	1,257	3	73
Repurchased	(12,863)	(411,281)	(1,304)	(35,316)

Net increase (decrease)	57,305	$1,785,978	(22)	($834)

Class R5 shares

Sold	13,652	$422,948	7,665	$204,385
Distributions reinvested	453	13,252	89	2,125
Repurchased	(8,828)	(301,371)	(54,733)	(1,517,968)

Net increase (decrease)	5,277	$134,829	(46,979)	($1,311,458)

Class R6 shares

Sold	2,754	$94,953	—	—
Repurchased	(14)	(479)	—	—

Net increase	2,740	$94,474	—	—

Total net decrease	(1,796,214)	($44,567,199)	(33,509,582)	($839,924,296)

1 The inception date for Class R2 shares is 3-1-12.

Affiliates of the fund owned 19% and 60% of shares of beneficial interest of Class R2 and Class R6, respectively, on October 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $496,586,274 and $521,191,158, respectively, for the year ended October 31, 2013.

Annual report | Large Cap Equity Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and the
Shareholders of John Hancock Large Cap Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Large Cap Equity Fund (the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2013

32	Large Cap Equity Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Large Cap Equity Fund	33

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Large Cap Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be

34	Large Cap Equity Fund | Annual report

based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

Annual report | Large Cap Equity Fund	35

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed the index for the three- and five-year periods ended December 31, 2012. The Board also noted that the Fund outperformed its peer group average for the one- and five-year periods and underperformed the average for the three-year period ended December 31, 2012.

The Board noted that in December 2011, the fund’s current portfolio managers took over as portfolio managers for this fund and longer term performance does not reflect that of the current management team. The Board took into account management’s discussion of the fund’s performance since that time relative to its benchmark index and peer group.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for this fund are higher than the peer group medians. The Board took into account management’s discussion of the fund’s expenses. Board also noted that the fund’s distributor, an affiliate of the Advisor and Subadvisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

36	Large Cap Equity Fund | Annual report

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit

Annual report | Large Cap Equity Fund	37

from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

38	Large Cap Equity Fund | Annual report

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Annual report | Large Cap Equity Fund	39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates,[2] Born: 1946	2012	233

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds[4] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2,3] Born: 1941	2012	233

Director, Island Commuter Corp. (marine transport).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	233

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1994	233

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).
Trustee, John Hancock retail funds[4] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

40	Large Cap Equity Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey,[2] Born: 1946	2012	233

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2,3] Born: 1947	2012	233

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	233

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds[4] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	233

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1991	233

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).
Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[4]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds[4], John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

Annual report | Large Cap Equity Fund	41

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2009	233

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds[4] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[5]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle,[2] Born: 1959	2012	233

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).
Trustee, John Hancock retail funds[4] (since 2012 and 2005–2010); Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	233

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).
Trustee, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock Funds
II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	233

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).
Trustee, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

42	Large Cap Equity Fund | Annual report

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[4] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock Funds
II (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[4]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2007); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[4] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

Annual report | Large Cap Equity Fund	43

Principal officers who are not Trustees (continued)

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[4] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the fund effective December 1, 2012.

3 Member of the Audit Committee.

4 “John Hancock retail funds” comprises John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.

5 The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.

44	Large Cap Equity Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Large Cap Equity Fund	45

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	50A 10/13
MF164348	12/13

John Hancock
INVESTMENTS

John Hancock
Small Cap Intrinsic Value Fund

Annual Report
10.31.13

A look at performance

Total returns for the period ended October 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A	10.86	14.54	—	5.20[1]	10.86	97.13	—	55.18[1]

Class B	10.27	14.26	—	4.91[1]	10.27	94.78	—	51.49[1]

Class C	14.69	14.81	—	5.07[1]	14.69	99.52	—	53.60[1]

Class I2	16.99	16.10	—	6.21[1]	16.99	110.95	—	68.64[1]

Class R6[2,3]	17.11	16.30	—	6.34[1]	17.11	112.72	—	70.36[1]

Class NAV[2]	17.28	16.36	—	–0.24[4]	17.28	113.34	—	–1.52[4]

Index†	36.28	17.04	—	8.00[1]	36.28	119.64	—	94.87[1]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-14 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class NAV
Net (%)	1.50	2.50	2.25	1.19	1.10	0.96
Gross (%)	1.50	2.50	2.25	1.19	20.35	0.96

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 2000 Index.

See the following page for footnotes.

6	Small Cap Intrinsic Value Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B5	2-28-05	$15,149	$15,149	$19,487

Class C5	2-28-05	15,360	15,360	19,487

Class I2	2-28-05	16,864	16,864	19,487

Class R6[2,3]	2-28-05	17,036	17,036	19,487

Class NAV[2]	5-1-07	9,848	9,848	14,756

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index of 2,000 U.S. small-capitalization companies.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 2-28-05.

2 For certain types of investors, as described in the fund’s prospectuses.

3 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

4 From 5-1-07.

5 The contingent deferred sales charge is not applicable.

Annual report | Small Cap Intrinsic Value Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Stocks, especially small caps, enjoyed strong gains during the 12-month period ended October 31, 2013, with investors generally favoring growth-focused companies over their value-oriented counterparts. Equity prices were fueled by low inflation and the continued slow growth of the U.S. economy. Although the Federal Reserve Board announced its hope to begin phasing out its quantitative easing economic stimulus measure, this program proceeded throughout the rest of the reporting period with no obvious signs that it would be terminated in the near term.

In mid-April 2013, portfolio manager responsibilities transferred to a new team within the fund’s subadvisor, led by Bill Talbot, head of the U.S. small-cap equities team, and Joseph Nowinski. Mr. Talbot and Mr. Nowinski joined the subadvisor from UBS Global Asset Management.

For the 12 months ended October 31, 2013, John Hancock Small Cap Intrinsic Value Fund’s Class A shares had a total return of 16.70%, excluding sales charges, significantly trailing the 35.17% return of the Morningstar, Inc. small blend fund category,* as well as the 36.28% return of the fund’s benchmark, the Russell 2000 Index. Stock selection was especially subpar in the information technology sector, while materials, industrials, financials, and energy also hurt. Within technology, the biggest individual detractors were Velti PLC, an Ireland-based provider of mobile marketing solutions, and KIT Digital Inc., a video software and services company. Other notable underperformers included U.K.-based Cupid PLC, an online dating company; Canadian gold mining companies IAMGold Corp. and Osisko Mining Corp.; office products supplier ACCO Brands Corp.; Canadian energy exploration and production company Ithaca Energy, Inc.; and private bank holding company Bond Street Holdings, Inc. By period end, we had sold all of these stocks. Meanwhile, many positive contributors came from the consumer discretionary sector, including HomeAway, Inc., a leading online property rental marketplace; advertising agency MDC Partners, Inc., and Iconix Brand Group, a licenser of fashion and home brands. We sold MDC and Iconix during the period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

* Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower

8	Small Cap Intrinsic Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2013, with the same investment held until October 31, 2013.

	Account value	Ending value	Expenses paid during
	on 5-1-13	on 10-31-13	period ended 10-31-13[1]

Class A	$1,000.00	$1,141.30	$7.83

Class B	1,000.00	1,134.20	13.88

Class C	1,000.00	1,135.40	11.95

Class I	1,000.00	1,141.90	6.53

Class R6	1,000.00	1,142.40	5.94

Class NAV	1,000.00	1,144.00	5.08

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Small Cap Intrinsic Value Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2013, with the same investment held until October 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 5-1-13	on 10-31-13	period ended 10-31-13[1]

Class A	$1,000.00	$1,017.90	$7.38

Class B	1,000.00	1,012.20	13.09

Class C	1,000.00	1,014.00	11.27

Class I	1,000.00	1,019.10	6.16

Class R6	1,000.00	1,019.70	5.60

Class NAV	1,000.00	1,020.50	4.79

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.45%, 2.58%, 2.22%, 1.21%, 1.10% and 0.94% for Class A, Class B, Class C, Class I, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Small Cap Intrinsic Value Fund | Annual report

Portfolio summary

Top 10 Holdings (23.1% of Total Investments on 10-31-13)[1,2]

Bio-Rad Laboratories, Inc., Class A	2.6%	The Cooper Companies, Inc.	2.2%

Tenneco, Inc.	2.6%	East West Bancorp, Inc.	2.2%

BBCN Bancorp, Inc.	2.6%	H.B. Fuller Company	2.2%

AO Smith Corp.	2.4%	Trex Company, Inc.	2.0%

Movado Group, Inc.	2.3%	Kodiak Oil & Gas Corp.	2.0%

Sector Composition[1,3]

Financials	21.0%	Health Care	14.8%

Industrials	19.8%	Consumer Staples	5.1%

Information Technology	15.8%	Materials	4.6%

Consumer Discretionary	15.3%	Energy	3.6%

1 As a percentage of total investments on 10-31-13.

2 Cash and cash equivalents not included.

3 The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Value stocks may decline in price. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Small Cap Intrinsic Value Fund	11

Fund’s investments

As of 10-31-13

	Shares	Value
Common Stocks 100.3%		$279,796,376

(Cost $246,700,134)

Consumer Discretionary 15.3%		42,691,841

Auto Components 2.6%

Azure Dynamics Corp. (I)	362,500	362

Tenneco, Inc. (I)	137,442	7,294,045

Diversified Consumer Services 1.1%

Hillenbrand, Inc.	110,177	3,109,195

Hotels, Restaurants & Leisure 2.7%

Bravo Brio Restaurant Group, Inc. (I)	37,042	553,037

Einstein Noah Restaurant Group, Inc.	157,208	2,804,591

Vail Resorts, Inc.	59,359	4,181,842

Internet & Catalog Retail 0.8%

HomeAway, Inc. (I)	74,534	2,209,933

Media 2.6%

Cinemark Holdings, Inc.	148,162	4,861,195

ReachLocal, Inc. (I)	191,191	2,349,737

Multiline Retail 1.0%

Big Lots, Inc. (I)	78,487	2,853,787

Specialty Retail 1.2%

Francesca’s Holdings Corp. (I)	186,180	3,349,378

Textiles, Apparel & Luxury Goods 3.3%

Crocs, Inc. (I)	227,449	2,770,329

Movado Group, Inc.	136,273	6,354,410

Consumer Staples 5.1%		14,258,194

Food & Staples Retailing 1.7%

Susser Holdings Corp. (I)	85,378	4,682,130

Food Products 1.1%

Amira Nature Foods Ltd. (I)	210,770	3,001,365

Household Products 1.0%

Central Garden & Pet Company, Class A (I)	399,018	2,936,772

Personal Products 1.3%

Elizabeth Arden, Inc. (I)	100,523	3,637,927

12	Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

	Shares	Value
Energy 3.6%		$10,056,769

Energy Equipment & Services 1.6%

C&J Energy Services, Inc. (I)	149,006	3,433,098

Dawson Geophysical Company (I)	35,336	1,033,225

Oil, Gas & Consumable Fuels 2.0%

Kodiak Oil & Gas Corp. (I)	431,029	5,590,446

Financials 21.1%		58,873,811

Capital Markets 5.0%

Evercore Partners, Inc., Class A	68,440	3,454,167

Golub Capital BDC, Inc.	214,273	3,771,205

PennantPark Floating Rate Capital, Ltd.	200,319	2,662,240

PennantPark Investment Corp.	373,931	4,210,463

Commercial Banks 10.7%

Banner Corp.	95,422	3,650,846

BBCN Bancorp, Inc.	490,300	7,271,149

City National Corp.	53,672	3,870,288

East West Bancorp, Inc.	181,625	6,118,946

Prosperity Bancshares, Inc.	72,650	4,536,993

Texas Capital Bancshares, Inc. (I)	83,690	4,356,065

Real Estate Investment Trusts 2.9%

Campus Crest Communities, Inc.	354,115	3,544,691

LaSalle Hotel Properties	143,521	4,456,327

Thrifts & Mortgage Finance 2.5%

Brookline Bancorp, Inc.	483,007	4,284,272

EverBank Financial Corp.	177,656	2,686,159

Health Care 14.9%		41,496,702

Biotechnology 1.9%

Emergent Biosolutions, Inc. (I)	273,320	5,337,940

Health Care Equipment & Supplies 9.1%

AtriCure, Inc. (I)	316,219	4,379,633

Given Imaging Corp., ADR (I)	149,006	3,012,901

Greatbatch, Inc. (I)	144,414	5,505,062

Hill-Rom Holdings, Inc.	68,819	2,841,537

STERIS Corp.	75,251	3,400,593

The Cooper Companies, Inc.	47,444	6,130,239

Health Care Providers & Services 1.2%

Patterson Companies, Inc.	76,337	3,245,086

Health Care Technology 0.1%

Veeva Systems, Inc., Class A (I)	8,293	322,681

Life Sciences Tools & Services 2.6%

Bio-Rad Laboratories, Inc., Class A (I)	59,270	7,321,030

Industrials 19.9%		55,436,315

Aerospace & Defense 3.2%

B/E Aerospace, Inc. (I)	42,160	3,421,706

Esterline Technologies Corp. (I)	48,378	3,877,980

LMI Aerospace, Inc. (I)	100,659	1,580,346

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund	13

	Shares	Value
Air Freight & Logistics 1.5%

Hub Group, Inc., Class A (I)	110,754	$4,067,994

Building Products 4.4%

AO Smith Corp.	132,504	6,843,832

Trex Company, Inc. (I)	79,687	5,595,621

Construction & Engineering 1.6%

MasTec, Inc. (I)	140,727	4,499,042

Electrical Equipment 1.0%

AZZ, Inc.	60,479	2,715,507

Machinery 5.4%

CIRCOR International, Inc.	53,004	3,910,105

CLARCOR, Inc.	80,277	4,694,599

Luxfer Holdings PLC, ADR	157,797	2,906,621

Nordson Corp.	48,253	3,478,559

Trading Companies & Distributors 2.8%

Beacon Roofing Supply, Inc. (I)	93,103	3,231,605

Watsco, Inc.	48,408	4,612,798

Information Technology 15.8%		44,184,038

Communications Equipment 2.6%

Aruba Networks, Inc. (I)	106,968	2,006,720

Finisar Corp. (I)	118,223	2,720,311

NETGEAR, Inc. (I)	91,542	2,632,748

Computers & Peripherals 0.1%

Violin Memory, Inc. (I)	39,535	262,908

Electronic Equipment, Instruments & Components 0.7%

InvenSense, Inc. (I)	115,005	1,942,434

Internet Software & Services 2.2%

Angie’s List, Inc. (I)	88,227	1,243,118

ChannelAdvisor Corp. (I)	60,375	2,104,673

ValueClick, Inc. (I)	139,403	2,677,932

Semiconductors & Semiconductor Equipment 1.1%

ON Semiconductor Corp. (I)	432,170	3,051,120

Software 9.1%

Cadence Design Systems, Inc. (I)	269,991	3,501,783

Covisint Corp. (I)	27,682	339,658

FireEye, Inc. (I)	15,803	598,144

Guidewire Software, Inc. (I)	80,313	4,073,475

Infoblox, Inc. (I)	79,238	3,522,129

NICE Systems, Ltd., ADR	65,533	2,567,583

Qualys, Inc. (I)	149,608	3,111,846

RealPage, Inc. (I)	89,823	2,203,358

Solera Holdings, Inc.	35,927	2,019,816

SS&C Technologies Holdings, Inc. (I)	91,712	3,604,282

14	Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

	Shares	Value
Materials 4.6%		$12,798,706

Chemicals 3.6%

Cytec Industries, Inc.	49,029	4,073,820

H.B. Fuller Company	126,037	6,033,391

Metals & Mining 1.0%

Compass Minerals International, Inc.	36,142	2,691,495

Warrants 0.0%		$36

(Cost $0)

CrowdGather, Inc. (Expiration Date: 8-29-16; Strike Price: $1.50) (I)	1,875,000	36

Total investments (Cost $246,700,134)† 100.3%		$279,796,412

Other assets and liabilities, net (0.3%)		($735,118)

Total net assets 100.0%		$279,061,294

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $246,772,122. Net unrealized appreciation aggregated $33,024,290, of which $45,299,408 related to appreciated investment securities and $12,275,118 related to depreciated investment securities.

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $246,700,134)	$279,796,412
Receivable for investments sold	1,412,012
Receivable for fund shares sold	67,552
Dividends receivable	113,224
Receivable due from advisor	48
Other receivables and prepaid expenses	20,397

Total assets	281,409,645

Liabilities

Due to custodian	1,505,297
Payable for fund shares repurchased	729,515
Payable to affiliates
Accounting and legal services fees	8,324
Transfer agent fees	9,098
Distribution and service fees	26,554
Trustees’ fees	4,506
Other liabilities and accrued expenses	65,057

Total liabilities	2,348,351

Net assets	$279,061,294

Net assets consist of

Paid-in capital	$432,963,410
Accumulated net investment loss	(816,924)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(186,181,470)
Net unrealized appreciation (depreciation) on investments	33,096,278

Net assets	$279,061,294

16	Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($50,204,191 ÷ 3,722,868 shares)[1]	$13.49
Class B ($3,120,020 ÷ 245,972 shares)[1]	$12.68
Class C ($12,920,377 ÷ 1,006,658 shares)[1]	$12.83
Class I ($11,241,650 ÷ 812,534 shares)	$13.84
Class R6 ($134,323 ÷ 9,624 shares)	$13.96
Class NAV ($201,440,733 ÷ 14,412,770 shares)	$13.98

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.20

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,719,397
Interest	2,192
Less foreign taxes withheld	(54,129)

Total investment income	2,667,460

Expenses

Investment management fees	2,432,545
Distribution and service fees	373,347
Accounting and legal services fees	48,361
Transfer agent fees	149,351
Trustees’ fees	13,681
State registration fees	90,180
Printing and postage	25,269
Professional fees	47,099
Custodian fees	52,749
Registration and filing fees	42,114
Other	12,708

Total expenses	3,287,404
Less expense reductions	(24,252)

Net expenses	3,263,152

Net investment loss	(595,692)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	25,130,264
Investments in affiliated issuers	(6,779,499)
Foreign currency transactions	(4,143)

18,346,622
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	26,691,406
Investments in affiliated issuers	(1,144,429)

25,546,977

Net realized and unrealized gain	43,893,599

Increase in net assets from operations	$43,297,907

18	Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	10-31-13	10-31-12

Increase (decrease) in net assets

From operations
Net investment loss	($595,692)	($2,236,088)
Net realized gain (loss)	18,346,622	(23,740,766)
Change in net unrealized appreciation	25,546,977	59,547,899

Increase in net assets resulting from operations	43,297,907	33,571,045

Distributions to shareholders
From net investment income
Class A	—	(1,106,576)
Class B	—	(8,593)
Class C	—	(85,185)
Class I	—	(273,998)
Class R6	—	(1,477)
Class NAV	—	(3,479,170)

Total distributions	—	(4,954,999)

From fund share transactions	(54,316,830)	(114,797,623)

Total decrease	(11,018,923)	(86,181,577)

Net assets

Beginning of year	290,080,217	376,261,794

End of year	$279,061,294	$290,080,217

Accumulated net investment loss	($816,924)	($188,388)

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$11.56	$10.59	$11.65	$8.84	$6.95
Net investment income (loss)[1]	(0.06)	(0.10)	0.02	(0.06)	(0.08)
Net realized and unrealized gain (loss)
on investments	1.99	1.19	(1.00)	2.87	2.27
Total from investment operations	1.93	1.09	(0.98)	2.81	2.19
Less distributions
From net investment income	—	(0.12)	(0.08)	—	(0.07)
From net realized gain	—	—	—	—	(0.23)
Total distributions	—	(0.12)	(0.08)	—	(0.30)
Net asset value, end of period	$13.49	$11.56	$10.59	$11.65	$8.84
Total return (%)[2,3]	16.70	10.48	(8.56)	31.79	33.57

Ratios and supplemental data

Net assets, end of period (in millions)	$50	$79	$105	$166	$119
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	1.51	1.47	1.52	1.86[4]
Expenses net of fee waivers and credits	1.48	1.51	1.47	1.49	1.84[4]
Net investment income (loss)	(0.52)	(0.93)	0.14	(0.52)	(1.10)
Portfolio turnover (%)	150	70	95	112	127

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

20	Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$11.00	$10.08	$11.14	$8.54	$6.79
Net investment loss[1]	(0.19)	(0.20)	(0.11)	(0.16)	(0.15)
Net realized and unrealized gain (loss)
on investments	1.87	1.14	(0.95)	2.76	2.20
Total from investment operations	1.68	0.94	(1.06)	2.60	2.05
Less distributions
From net investment income	—	(0.02)	—	—	(0.07)
From net realized gain	—	—	—	—	(0.23)
Total distributions	—	(0.02)	—	—	(0.30)
Net asset value, end of period	$12.68	$11.00	$10.08	$11.14	$8.54
Total return (%)[2,3]	15.27	9.36	(9.52)	30.44	32.25

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$4	$4	$6	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.65	2.51	2.45	2.58	2.86[4]
Expenses net of fee waivers and credits	2.64	2.51	2.45	2.54	2.84[4]
Net investment loss	(1.69)	(1.88)	(0.89)	(1.58)	(2.11)
Portfolio turnover (%)	150	70	95	112	127

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

CLASS C SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$11.09	$10.16	$11.19	$8.56	$6.79
Net investment loss[1]	(0.15)	(0.18)	(0.07)	(0.13)	(0.13)
Net realized and unrealized gain (loss)
on investments	1.89	1.15	(0.96)	2.76	2.20
Total from investment operations	1.74	0.97	(1.03)	2.63	2.07
Less distributions
From net investment income	—	(0.04)	—	—	(0.07)
From net realized gain	—	—	—	—	(0.23)
Total distributions	—	(0.04)	—	—	(0.30)
Net asset value, end of period	$12.83	$11.09	$10.16	$11.19	$8.56
Total return (%)[2,3]	15.69	9.62	(9.20)	30.72	32.56

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$18	$23	$32	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	2.26	2.26	2.21	2.28	2.64[4]
Expenses net of fee waivers and credits	2.26	2.26	2.21	2.24	2.62[4]
Net investment loss	(1.30)	(1.67)	(0.61)	(1.28)	(1.88)
Portfolio turnover (%)	150	70	95	112	127

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund	21

CLASS I SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$11.83	$10.86	$11.93	$9.02	$7.06
Net investment income (loss)[1]	(0.04)	(0.07)	0.06	(0.02)	(0.05)
Net realized and unrealized gain (loss)
on investments	2.05	1.20	(1.01)	2.93	2.31
Total from investment operations	2.01	1.13	(0.95)	2.91	2.26
Less distributions
From net investment income	—	(0.16)	(0.12)	—	(0.07)
From net realized gain	—	—	—	—	(0.23)
Total distributions	—	(0.16)	(0.12)	—	(0.30)
Net asset value, end of period	$13.84	$11.83	$10.86	$11.93	$9.02
Total return (%)[2]	16.99	10.70	(8.17)	32.26	34.11

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$13	$24	$34	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.20	1.10	1.12	1.42[3]
Expenses net of fee waivers and credits	1.25	1.20	1.10	1.12	1.42[3]
Net investment income (loss)	(0.28)	(0.65)	0.50	(0.17)	(0.65)
Portfolio turnover (%)	150	70	95	112	127

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

CLASS R6 SHARES Period ended	10-31-13	10-31-12	10-31-11[1]

Per share operating performance

Net asset value, beginning of period	$11.92	$10.93	$11.11
Net investment income (loss)[2]	(0.02)	(0.05)	0.03
Net realized and unrealized gain (loss) on investments	2.06	1.20	(0.21)
Total from investment operations	2.04	1.15	(0.18)
Less distributions
From net investment income	—	(0.16)	—
Net asset value, end of period	$13.96	$11.92	$10.93
Total return (%)[3]	17.11	10.84	(1.62)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.62	20.36	17.39[6]
Expenses net of fee waivers and credits	1.10	1.10	1.10[6]
Net investment income (loss)	(0.14)	(0.44)	1.68[6]
Portfolio turnover (%)	150	70	95[7]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

22	Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

CLASS NAV SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$11.92	$10.92	$12.00	$9.06	$7.07
Net investment income (loss)[1]	—[2]	(0.05)	0.07	—	(0.03)
Net realized and unrealized gain (loss)
on investments	2.06	1.23	(1.02)	2.94	2.32
Total from investment operations	2.06	1.18	(0.95)	2.94	2.29
Less distributions
From net investment income	—	(0.18)	(0.13)	—	(0.07)
From net realized gain	—	—	—	—	(0.23)
Total distributions	—	(0.18)	(0.13)	—	(0.30)
Net asset value, end of period	$13.98	$11.92	$10.92	$12.00	$9.06
Total return (%)[3]	17.28	11.08	(8.09)	32.45	34.52

Ratios and supplemental data

Net assets, end of period (in millions)	$201	$175	$220	$146	$108
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	0.97	0.96	0.96	1.18[4]
Expenses net of fee waivers and credits	0.95	0.97	0.96	0.96	1.18[4]
Net investment income (loss)	0.01	(0.40)	0.57	—[5]	(0.45)
Portfolio turnover (%)	150	70	95	112	127

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
5 Less than 0.005%.

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund	23

Notes to financial statements

Note 1 — Organization

John Hancock Small Cap Intrinsic Value Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described.

24	Small Cap Intrinsic Value Fund | Annual report

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

COMMON STOCK

Balance as of 10-31-12	$12,025,000
Realized gain (loss)	(3,894,737)
Change in unrealized appreciation (depreciation)	1,137,000
Purchases	—
Sales	(9,267,263)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 10-31-13	—
Change in unrealized at period end*	—

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Annual report | Small Cap Intrinsic Value Fund	25

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended October 31, 2013 were $832. For the year ended October 31, 2013 the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2013, the fund has a capital loss carryforward of $186,109,482 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of October 31, 2013:

CAPITAL LOSS CARRYFORWARD
EXPIRING AT OCTOBER 31, 2017	NO EXPIRATION DATE
SHORT TERM	SHORT TERM

$174,305,711	$11,803,771

26	Small Cap Intrinsic Value Fund | Annual report

Qualified late year ordinary losses of $815,151 are treated as occurring on November 1, 2013, the first day of the fund’s next taxable year.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended October 31, 2013 and 2012 was as follows:

	OCTOBER 31, 2013	OCTOBER 31, 2012

Ordinary Income	—	$4,954,999

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2013, the fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at October 31, 2013.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.875% of the first $500,000,000 of the fund’s average daily net assets, (b) 0.850% of the next $500,000,000 of the fund’s average daily net assets and (c) 0.800% of the fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Annual report | Small Cap Intrinsic Value Fund	27

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

For the year ended October 31, 2013, these expense reductions amounted to the following:

CLASS A	CLASS B	CLASS C	CLASS I	CLASS R6	CLASS NAV	TOTAL

$1,215	$73	$313	$262	$17,944	$4,445	$24,252

The investment management fees, including the impact of these waivers and reimbursements described above, incurred for the year ended October 31, 2013 were equivalent to a net annual effective rate of 0.87% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

28	Small Cap Intrinsic Value Fund | Annual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,999 for the year ended October 31, 2013. Of this amount, $3,786 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $17,977 was paid as sales commissions to broker-dealers and $1,236 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2013, CDSCs received by the Distributor amounted to $0, $12,760 and $1,065 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes, and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$187,851	$105,567	$19,564	$16,423
Class B	35,045	5,880	17,214	1,172
Class C	150,451	25,258	17,204	3,821
Class I	—	12,616	18,615	3,350
Class R6	—	30	17,583	503
Total	$373,347	$149,351	$90,180	$25,269

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of funds Deferred Compensation Plan (the Plan), which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the

Annual report | Small Cap Intrinsic Value Fund	29

accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended October 31, 2013 and 2012 were as follows:

	Year ended 10-31-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	572,613	$6,922,786	1,517,066	$17,364,923
Distributions reinvested	—	—	109,723	1,073,239
Repurchased	(3,696,567)	(44,708,104)	(4,685,842)	(51,934,286)

Net decrease	(3,123,954)	($37,785,318)	(3,059,053)	($33,496,124)

Class B shares

Sold	14,148	$162,198	80,474	$898,990
Distributions reinvested	—	—	839	7,929
Repurchased	(141,425)	(1,610,407)	(147,625)	(1,569,851)

Net decrease	(127,277)	($1,448,209)	(66,312)	($662,932)

Class C shares

Sold	90,134	$1,057,586	186,535	$2,044,720
Distributions reinvested	—	—	8,037	76,045
Repurchased	(706,673)	(8,213,265)	(808,067)	(8,672,965)

Net decrease	(616,539)	($7,155,679)	(613,495)	($6,552,200)

Class I shares

Sold	440,482	$5,519,454	382,495	$4,461,010
Distributions reinvested	—	—	13,167	131,408
Repurchased	(748,016)	(9,246,718)	(1,494,748)	(16,433,642)

Net decrease	(307,534)	($3,727,264)	(1,099,086)	($11,841,224)

Class R6 shares

Sold	1,078	$13,990	—	—
Distributions reinvested	—	—	1*	9
Repurchased	(456)	(6,034)	—	—

Net increase	622	$7,956	1	$9

Class NAV shares

Sold	58,395	$729,937	1,035,238	$11,376,930
Distributions reinvested	—	—	346,614	3,479,170
Repurchased	(373,554)	(4,938,253)	(6,789,453)	(77,101,252)

Net decrease	(315,159)	($4,208,316)	(5,407,601)	($62,245,152)

Total net decrease	(4,489,841)	($54,316,830)	(10,245,546)	($114,797,623)

* The actual distributions reinvested was 0.73 shares.

Affiliates of the fund owned 94% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on October 31, 2013.

30	Small Cap Intrinsic Value Fund | Annual report

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $402,965,371 and $457,039,155, respectively, for the year ended October 31, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2013, funds within the John Hancock funds complex held 71.4% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	15.1%
John Hancock Lifestyle Growth Portfolio	31.3%
John Hancock Lifestyle Balanced Portfolio	25.0%

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the year ended October 31, 2013, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

CrowdGather, Inc.
Bought: none
Sold: 3,950,000	3,950,000	—	(3,762,807)	—	—

CrowdGather, Inc. Warrant
Bought: none
Sold: none	1,875,000	1,875,000*	—	—	$36*

Snap Interactive, Inc.
Bought: none
Sold: 2,000,000	2,000,000	—	(3,016,692)	—	—

Snap Interactive, Inc. Warrant
Bought: none
Sold: 1,000,000	1,000,000	—	—	—	—

*At year ended October 31, 2013, issuer was held but was not an affiliated company.

Annual report | Small Cap Intrinsic Value Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and
the Shareholders of John Hancock Small Cap Intrinsic Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Intrinsic Value Fund (the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2013

32	Small Cap Intrinsic Value Fund | Annual report

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Small Cap Intrinsic Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be

Annual report | Small Cap Intrinsic Value Fund	33

based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

34	Small Cap Intrinsic Value Fund | Annual report

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and peer group average for the one-year period and underperformed the benchmark index and peer group average for the three- and five-year periods ended December 31, 2012.

The Board took into account management’s discussion of the fund’s performance. The Board noted that the fund’s performance is being closely monitored. The Board also noted that the fund recently changed portfolio managers.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for this fund are higher than the peer group medians. The Board took into account management’s discussion of the fund’s expenses.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor has agreed to waive fees and/or reimburse expenses with respect to one of the fund’s share classes if they exceed a specified level. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

Annual report | Small Cap Intrinsic Value Fund	35

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

36	Small Cap Intrinsic Value Fund | Annual report

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Annual report | Small Cap Intrinsic Value Fund	37

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

38	Small Cap Intrinsic Value Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates,[2] Born: 1946	2012	233

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds[4] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2,3] Born: 1941	2012	233

Director, Island Commuter Corp. (marine transport).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	233

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1994	233

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).
Trustee, John Hancock retail funds[4] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | Small Cap Intrinsic Value Fund	39

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey,[2] Born: 1946	2012	233

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2,3] Born: 1947	2012	233

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	233

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds[4] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	233

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	233

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).
Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[4]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds[4], John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

40	Small Cap Intrinsic Value Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2009	233

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds[4] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[5]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle,[2] Born: 1959	2012	233

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).
Trustee, John Hancock retail funds[4] (since 2012 and 2005–2010); Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	233

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).
Trustee, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock Funds
II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	233

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).
Trustee, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Annual report | Small Cap Intrinsic Value Fund	41

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[4] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2007

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock Funds
II (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[4]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2007); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[4] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

42	Small Cap Intrinsic Value Fund | Annual report

Principal officers who are not Trustees (continued)

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[4] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the fund effective December 1, 2012.

3 Member of the Audit Committee.

4 “John Hancock retail funds” comprises John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.

5 The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.

Annual report | Small Cap Intrinsic Value Fund	43

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

44	Small Cap Intrinsic Value Fund | Annual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	64A 10/13
MF164351	12/13

John Hancock

Global Opportunities Fund

Annual Report

10.31.13

A look at performance

Total returns for the period ended October 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A	–9.27	11.74	—	6.26[1]	–9.27	74.20	—	69.32[1]

Class B	–9.96	11.77	—	6.17[1]	–9.96	74.46	—	68.07[1]

Class C	–6.13	12.08	—	6.20[1]	–6.13	76.85	—	68.44[1]

Class I2	–4.17	13.29	—	7.25[1]	–4.17	86.62	—	83.52[1]

Class R2[2,3]	–4.64	11.78	—	5.61[1]	–4.64	74.53	—	60.49[1]

Class R6[2,3]	–4.22	13.33	—	7.27[1]	–4.22	86.98	—	83.77[1]

Class NAV[2]	–4.03	13.49	—	–0.99[4]	–4.03	88.27	—	–5.80[4]

index†	24.84	14.85	—	6.96[1]	24.84	99.80	—	79.17[1]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-14 for Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6	Class NAV
Net (%)	1.49	2.25	2.20	1.11	1.61	1.10	0.96
Gross (%)	1.49	2.25	2.20	1.11	20.61	22.44	0.96

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the S&P Global BMI Index.

See the following page for footnotes.

6	Global Opportunities Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B5	2-28-05	$16,807	$16,807	$17,917

Class C5	2-28-05	16,844	16,844	17,917

Class I2	2-28-05	18,352	18,352	17,917

Class R2[2]	2-28-05	16,049	16,049	17,917

Class R6[2]	2-28-05	18,377	18,377	17,917

Class NAV[2]	10-29-07	9,420	9,420	11,372

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P global BMI Index is an unmanaged index that covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 2-28-05.

2 For certain types of investors, as described in the fund’s prospectuses.

3 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

4 From 10-29-07.

5 The contingent deferred sales charge is not applicable.

Annual report | Global Opportunities Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

About halfway through the 12-month period ended October 31, 2013, Paul Boyne and Doug McGraw took over the daily management of the fund.

Global developed-market stocks climbed sharply during the period, while emerging-market stocks were largely flat. Developed-market equities were supported by ongoing accommodative monetary policies in the United States and Europe, as well as by Japan’s initiatives to combat persistent economic stagnation.

The performance of John Hancock Global Opportunities Fund during the 12 months ended October 31, 2013, was disappointing. The fund’s Class A shares posted a total return of –4.50%, excluding sales charges. This negative result trailed both the 24.84% return of its benchmark, the S&P Global BMI Index, and the 25.07% average return of its peers in the world stock fund category, as tracked by Morningstar, Inc.†

Most of the fund’s underperformance during the period can be attributed to individual securities and sector weightings that predated the transition in mid-May to the fund’s new management team.

Security selection in the materials and energy sectors detracted the most from the fund’s relative performance. In particular, performance was hindered by holdings in companies at the early stages of natural resource exploration or production. In some instances, a lack of cash flow caused these companies to be shunned by investors.

At the individual security level, the most significant detractor was an investment in Karnalyte Resources, Inc., a Canada-based development-stage potash producer. We have since liquidated this position. Other Canada-based materials holdings that weighed on performance—and have subsequently been liquidated—include IAMGOLD Corp. and San Gold Corp. A decline in gold prices hurt these mining stocks. Among energy holdings, detractors included OGX Petroleo e Gas Participacoes SA and Africa Oil Corp. We sold these holdings during the period.

As a result of its recent underperformance and management team change, the fund was in transition during the period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Global Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2013, with the same investment held until October 31, 2013.

	Account value	Ending value	Expenses paid during
	on 5-1-13	on 10-31-13	period ended 10-31-13[1]

Class A	$1,000.00	$969.70	$7.25

Class B	1,000.00	965.40	11.00

Class C	1,000.00	965.40	10.70

Class I	1,000.00	970.70	5.71

Class R2	1,000.00	968.60	7.99

Class R6	1,000.00	970.10	5.46

Class NAV	1,000.00	971.50	4.82

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2013, with the same investment held until October 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 5-1-13	on 10-31-13	period ended 10-31-13[1]

Class A	$1,000.00	$1,017.80	$7.43

Class B	1,000.00	1,014.00	11.27

Class C	1,000.00	1,014.30	10.97

Class I	1,000.00	1,019.40	5.85

Class R2	1,000.00	1,017.10	8.19

Class R6	1,000.00	1,019.70	5.60

Class NAV	1,000.00	1,020.30	4.94

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.46%, 2.22%, 2.16%, 1.15%, 1.61%, 1.10% and 0.97% for Class A, Class B, Class C, Class I, Class R2, Class R6, and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Global Opportunities Fund | Annual report

Portfolio summary

Top 10 Holdings (28.4% of Net Assets on 10-31-13)[1,2]

SES SA	3.5%	Mondelez International, Inc., Class A	2.6%

Philip Morris International, Inc.	3.1%	Total SA	2.5%

British American Tobacco PLC	3.1%	Target Corp.	2.5%

Johnson & Johnson	3.1%	JPMorgan Chase & Company	2.5%

Novartis AG	3.1%	Wells Fargo & Company	2.4%

Top 10 Countries[1,2,3]

United States	51.3%	Ireland	3.7%

United Kingdom	13.8%	Luxembourg	3.5%

Switzerland	6.3%	Netherlands	2.8%

France	6.1%	Australia	1.6%

Japan	4.3%	Germany	1.5%

Sector Composition[1,3]

Consumer Discretionary	20.4%	Information Technology	9.8%

Health Care	15.2%	Energy	6.3%

Financials	15.2%	Telecommunication Services	3.6%

Consumer Staples	13.6%	Materials	2.7%

Industrials	12.9%	Short-Term Investments & Other	0.3%

1 As a percentage of net assets on 10-31-13.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may decline in price. Frequent trading may increase fund transaction costs, and the use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Global Opportunities Fund	11

Fund’s investments

As of 10-31-13

	Shares	Value
Common Stocks 99.7%		$206,256,825

(Cost $197,192,111)

Australia 1.6%		3,333,746
Amcor, Ltd.	325,521	3,333,746

Bermuda 1.1%		2,340,435
Catlin Group, Ltd.	284,332	2,340,435

France 6.1%		12,530,572
Safran SA	50,118	3,200,526

Total SA	85,256	5,229,050

Vivendi SA	161,775	4,100,996

Germany 1.5%		3,166,541
Deutsche Boerse AG	42,065	3,166,541

Hong Kong 1.4%		2,891,661
Hutchison Whampoa, Ltd.	232,355	2,891,661

Ireland 3.7%		7,627,021
Accenture PLC, Class A	44,264	3,253,404

Covidien PLC	34,619	2,219,424

CRH PLC	88,439	2,154,193

Japan 4.3%		8,876,297
Canon, Inc.	67,782	2,135,940

Honda Motor Company, Ltd.	58,449	2,338,419

Keihin Corp.	118,082	1,930,013

Meitec Corp.	19,507	519,595

Optex Company, Ltd.	35,868	589,001

Ryoyo Electro Corp.	50,674	463,786

Sankyo Company, Ltd.	10,067	478,122

Shimachu Company, Ltd.	17,349	421,421

Luxembourg 3.5%		7,158,706
SES SA	246,119	7,158,706

Netherlands 2.8%		5,864,662
Koninklijke Ahold NV	170,997	3,255,191

Wolters Kluwer NV	96,188	2,609,471

Norway 1.2%		2,507,431
Orkla ASA	309,573	2,507,431

Singapore 1.1%		2,330,852
ComfortDelGro Corp., Ltd.	1,505,847	2,330,852

12	Global Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
Switzerland 6.3%		$12,979,274
Novartis AG	82,062	6,361,230

Roche Holdings AG	15,143	4,184,289

Tyco International, Ltd.	66,587	2,433,755

United Kingdom 13.8%		28,634,057
Aon PLC	40,520	3,204,727

British American Tobacco PLC	116,262	6,403,854

British Sky Broadcasting Group PLC	183,807	2,762,396

GlaxoSmithKline PLC	115,895	3,051,298

HSBC Holdings PLC	458,645	5,026,901

Pearson PLC	235,111	4,905,036

Vodafone Group PLC	890,610	3,279,845

United States 51.3%		106,015,570
Apple, Inc.	4,893	2,555,859

Arthur J. Gallagher & Company	22,262	1,056,332

Automatic Data Processing, Inc.	40,769	3,056,452

Baxter International, Inc.	54,400	3,583,328

Brazil Ethanol, Inc. (I)(S)	283,419	2,834

Chevron Corp.	35,189	4,221,272

Emerson Electric Company	23,537	1,576,273

Exxon Mobil Corp.	40,410	3,621,544

Honeywell International, Inc.	26,457	2,294,616

Huntington Bancshares, Inc.	358,744	3,156,947

Johnson & Johnson	68,841	6,375,365

JPMorgan Chase & Company	98,362	5,069,577

Kraft Foods Group, Inc.	31,039	1,687,901

Macy’s, Inc.	103,741	4,783,498

McDonald’s Corp.	23,487	2,266,965

Merck & Company, Inc.	47,088	2,123,198

Microsoft Corp.	108,103	3,821,441

Mondelez International, Inc., Class A	162,367	5,462,026

Northern Trust Corp.	58,172	3,282,064

Pfizer, Inc.	118,432	3,633,494

Philip Morris International, Inc.	72,481	6,459,507

QUALCOMM, Inc.	62,992	4,376,054

Raytheon Company	38,686	3,186,566

Robert Half International, Inc.	54,216	2,088,942

Target Corp.	79,629	5,159,163

The Procter & Gamble Company	28,455	2,297,741

Time Warner Cable, Inc.	18,193	2,185,889

Time Warner, Inc.	40,318	2,771,459

United Parcel Service, Inc., Class B	21,472	2,109,409

United Technologies Corp.	38,429	4,083,081

Viacom, Inc., Class B	31,297	2,606,727

Wells Fargo & Company	118,530	5,060,046

Annual report | Global Opportunities Fund	13

	Yield (%)	Shares	Value
Short-Term Investments 0.5%			$1,024,682

(Cost $1,024,682)

Money Market Funds 0.5%			1,024,682

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	1,024,682	1,024,682

Total investments (Cost $198,216,793)† 100.2%			$207,281,507

Other assets and liabilities, net (0.2%)			($384,820)

Total net assets 100.0%			$206,896,687

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Y) The rate shown is the annualized seven-day yield as of 10-31-13.

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $198,502,350. Net unrealized appreciation aggregated $8,779,157, of which $13,846,319 related to appreciated investment securities and $5,067,162 related to depreciated investment securities.

The fund had the following sector composition as percentage of total net assets on 10-31-13:

Consumer Discretionary	20.4%
Health Care	15.2%
Financials	15.2%
Consumer Staples	13.6%
Industrials	12.9%
Information Technology	9.8%
Energy	6.3%
Telecommunication Services	3.6%
Materials	2.7%
Short-Term Investments & Other	0.3%

Total	100.0%

14	Global Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $198,216,793)	$207,281,507
Foreign currency, at value (Cost $41,261)	28,416
Receivable for investments sold	1,074,919
Receivable for fund shares sold	76,326
Dividends receivable	240,369
Receivable due from advisor	373
Other receivables and prepaid expenses	43,396

Total assets	208,745,306

Liabilities

Payable for fund shares repurchased	1,590,227
Payable to affiliates
Accounting and legal services fees	7,768
Transfer agent fees	24,468
Distribution and service fees	83,850
Trustees’ fees	3,875
Other liabilities and accrued expenses	138,431

Total liabilities	1,848,619

Net assets	$206,896,687

Net assets consist of

Paid-in capital	$435,040,544
Accumulated net investment loss	(7,424,228)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(229,772,389)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	9,052,760
Net assets	$206,896,687

See notes to financial statements	Annual report | Global Opportunities Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($116,166,712 ÷ 8,640,023 shares)[1]	$13.45
Class B ($15,028,303 ÷ 1,147,250 shares)[1]	$13.10
Class C ($46,178,650 ÷ 3,524,744 shares)[1]	$13.10
Class I ($24,856,298 ÷ 1,830,975 shares)	$13.58
Class R2 ($116,543 ÷ 8,589 shares)	$13.57
Class R6 ($125,341 ÷ 9,193 shares)	$13.63
Class NAV ($4,424,840 ÷ 324,280 shares)	$13.65

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.16

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Global Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,289,502
Securities lending	10,165
Interest	8,500
Less foreign taxes withheld	(347,565)

Total investment income	5,960,602

Expenses

Investment management fees	3,290,909
Distribution and service fees	1,642,745
Accounting and legal services fees	67,246
Transfer agent fees	613,532
Trustees’ fees	23,546
State registration fees	113,399
Printing and postage	77,341
Professional fees	65,595
Custodian fees	293,269
Registration and filing fees	53,229
Other	28,569

Total expenses	6,269,380
Less expense reductions	(41,592)

Net expenses	6,227,788

Net investment loss	(267,186)

Realized and unrealized gain (loss)

Net realized gain (loss) on

Investments in unaffiliated issuers	(36,426,495)
Investments in affiliated issuers	(28,506,766)
Foreign currency transactions	(1,753,810)
(66,687,071)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	9,341,077
Investments in affiliated issuers	40,460,640
Translation of assets and liabilities in foreign currencies	581,111
50,382,828
Net realized and unrealized loss	(16,304,243)

Decrease in net assets from operations	($16,571,429)

See notes to financial statements	Annual report | Global Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	10-31-13	10-31-12

Increase (decrease) in net assets

From operations
Net investment loss	($267,186)	($2,512,222)
Net realized loss	(66,687,071)	(131,360,977)
Change in net unrealized appreciation	50,382,828	103,107,321

Decrease in net assets resulting from operations	(16,571,429)	(30,765,878)

Distributions to shareholders
From net investment income
Class A	(2,386,058)	(520,302)
Class B	(30,098)	—
Class C	(176,076)	—
Class I	(957,527)	(620,657)
Class R2	(762)	—
Class R6	(1,038)	(308)
Class NAV	(77,788)	(26,689)

Total distributions	(3,629,347)	(1,167,956)

From fund share transactions	(366,641,266)	(326,253,532)

Total decrease	(386,842,042)	(358,187,366)

Net assets

Beginning of year	593,738,729	951,926,095

End of year	$206,896,687	$593,738,729

Accumulated net investment loss	($7,424,228)	($19,738,906)

18	Global Opportunities Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$14.19	$14.51	$19.11	$13.89	$8.47
Net investment income (loss)[1]	—[2]	(0.03)	(0.10)	(0.04)	(0.04)
Net realized and unrealized gain (loss)
on investments	(0.63)	(0.27)	(3.74)	5.52	6.03
Total from investment operations	(0.63)	(0.30)	(3.84)	5.48	5.99
Less distributions
From net investment income	(0.11)	(0.02)	(0.44)	(0.26)	(0.54)
From net realized gain	—	—	(0.32)	—	(0.03)
Total distributions	(0.11)	(0.02)	(0.76)	(0.26)	(0.57)
Net asset value, end of period	$13.45	$14.19	$14.51	$19.11	$13.89
Total return (%)[3,4]	(4.50)	(2.08)	(20.80)	40.03	76.81

Ratios and supplemental data

Net assets, end of period (in millions)	$116	$345	$527	$693	$159
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49	1.49	1.47	1.49	1.67[5]
Expenses net of fee waivers and credits	1.49	1.49	1.47	1.49	1.59[5]
Net investment income (loss)	0.02	(0.24)	(0.58)	(0.25)	(0.33)
Portfolio turnover (%)	118	93	136	209	198

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS B SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$13.84	$14.24	$18.77	$13.66	$8.29
Net investment loss[1]	(0.08)	(0.13)	(0.23)	(0.16)	(0.10)
Net realized and unrealized gain (loss)
on investments	(0.64)	(0.27)	(3.68)	5.43	5.94
Total from investment operations	(0.72)	(0.40)	(3.91)	5.27	5.84
Less distributions
From net investment income	(0.02)	—	(0.30)	(0.16)	(0.44)
From net realized gain	—	—	(0.32)	—	(0.03)
Total distributions	(0.02)	—	(0.62)	(0.16)	(0.47)
Net asset value, end of period	$13.10	$13.84	$14.24	$18.77	$13.66
Total return (%)[2,3]	(5.23)	(2.81)	(21.42)	38.91	75.50

Ratios and supplemental data

Net assets, end of period (in millions)	$15	$25	$32	$24	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	2.25	2.25	2.23	2.30	2.51[4]
Expenses net of fee waivers and credits	2.24	2.25	2.23	2.30	2.28[4]
Net investment loss	(0.59)	(0.98)	(1.39)	(1.00)	(0.99)
Portfolio turnover (%)	118	93	136	209	198

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Annual report | Global Opportunities Fund	19

CLASS C SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$13.84	$14.24	$18.77	$13.66	$8.29
Net investment loss[1]	(0.08)	(0.13)	(0.22)	(0.15)	(0.10)
Net realized and unrealized gain (loss)
on investments	(0.64)	(0.27)	(3.68)	5.43	5.94
Total from investment operations	(0.72)	(0.40)	(3.90)	5.28	5.84
Less distributions
From net investment income	(0.02)	—	(0.31)	(0.17)	(0.44)
From net realized gain	—	—	(0.32)	—	(0.03)
Total distributions	(0.02)	—	(0.63)	(0.17)	(0.47)
Net asset value, end of period	$13.10	$13.84	$14.24	$18.77	$13.66
Total return (%)[2,3]	(5.19)	(2.81)	(21.35)	39.04	75.50

Ratios and supplemental data

Net assets, end of period (in millions)	$46	$112	$171	$150	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	2.20	2.20	2.18	2.21	2.44[4]
Expenses net of fee waivers and credits	2.19	2.20	2.18	2.21	2.29[4]
Net investment loss	(0.62)	(0.96)	(1.32)	(0.94)	(1.00)
Portfolio turnover (%)	118	93	136	209	198

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS I SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$14.32	$14.62	$19.24	$13.96	$8.55
Net investment income (loss)[1]	0.06	—[2]	(0.04)	0.01	0.01
Net realized and unrealized gain (loss)
on investments	(0.65)	(0.26)	(3.76)	5.56	6.03
Total from investment operations	(0.59)	(0.26)	(3.80)	5.57	6.04
Less distributions
From net investment income	(0.15)	(0.04)	(0.50)	(0.29)	(0.60)
From net realized gain	—	—	(0.32)	—	(0.03)
Total distributions	(0.15)	(0.04)	(0.82)	(0.29)	(0.63)
Net asset value, end of period	$13.58	$14.32	$14.62	$19.24	$13.96
Total return (%)[3]	(4.17)	(1.70)	(20.48)	40.60	77.19

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$104	$214	$196	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	1.11	1.07	1.11	1.36[4]
Expenses net of fee waivers and credits	1.15	1.11	1.07	1.11	1.17[4]
Net investment income (loss)	0.39	0.04	(0.21)	0.09	0.10
Portfolio turnover (%)	118	93	136	209	198

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

20	Global Opportunities Fund | Annual report	See notes to financial statements

CLASS R2 SHARES Period ended	10-31-13	10-31-12[1]

Per share operating performance

Net asset value, beginning of period	$14.32	$15.45
Net investment income[2]	0.02	0.01
Net realized and unrealized loss on investments	(0.68)	(1.14)
Total from investment operations	(0.66)	(1.13)
Less distributions
From net investment income	(0.09)	—
Net asset value, end of period	$13.57	$14.32
Total return (%)[3]	(4.64)	(7.31)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.65	20.36[6]
Expense net of fee waivers and credits	1.61	1.60[6]
Net investment income	0.13	0.13[6]
Portfolio turnover (%)	118	93[7]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

CLASS R6 SHARES Period ended	10-31-13	10-31-12	10-31-11[1]

Per share operating performance

Net asset value, beginning of period	$14.38	$14.68	$15.00
Net investment income (loss)[2]	0.10	0.02	(0.03)
Net realized and unrealized loss on investments	(0.70)	(0.27)	(0.25)
Total from investment operations	(0.60)	(0.25)	(0.28)
Less distributions
From net investment income	(0.15)	(0.05)	(0.04)
Net asset value, end of period	$13.63	$14.38	$14.68
Total return (%)[3]	(4.22)	(1.68)	(1.85)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.53	22.44	17.35[6]
Expenses net of fee waivers and credits	1.10	1.10	1.11[6]
Net investment income (loss)	0.72	0.18	(1.36)[6]
Portfolio turnover (%)	118	93	136[7]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Annual report | Global Opportunities Fund	21

CLASS NAV SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$14.39	$14.68	$19.32	$14.02	$8.56
Net investment income (loss)[1]	0.09	0.05	(0.01)	0.04	0.03
Net realized and unrealized gain (loss)
on investments	(0.66)	(0.29)	(3.79)	5.57	6.06
Total from investment operations	(0.57)	(0.24)	(3.80)	5.61	6.09
Less distributions
From net investment income	(0.17)	(0.05)	(0.52)	(0.31)	(0.60)
From net realized gain	—	—	(0.32)	—	(0.03)
Total distributions	(0.17)	(0.05)	(0.84)	(0.31)	(0.63)
Net asset value, end of period	$13.65	$14.39	$14.68	$19.32	$14.02
Total return (%)[2]	(4.03)	(1.55)	(20.40)	40.76	77.85

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$7	$8	$12	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	0.96	0.96	0.97	1.05[3]
Expenses net of fee waivers and credits	0.98	0.96	0.96	0.97	1.05[3]
Net investment income (loss)	0.67	0.33	(0.08)	0.27	0.25
Portfolio turnover (%)	118	93	136	209	198

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

22	Global Opportunities Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Global Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair

Annual report | Global Opportunities Fund	23

valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$3,333,746	—	$3,333,746	—
Bermuda	2,340,435	—	2,340,435	—
France	12,530,572	—	12,530,572	—
Germany	3,166,541	—	3,166,541	—
Hong Kong	2,891,661	—	2,891,661	—
Ireland	7,627,021	$5,472,828	2,154,193	—
Japan	8,876,297	—	8,876,297	—
Luxembourg	7,158,706	—	7,158,706	—
Netherlands	5,864,662	—	5,864,662	—
Norway	2,507,431	—	2,507,431	—
Singapore	2,330,852	—	2,330,852	—
Switzerland	12,979,274	2,433,755	10,545,519	—
United Kingdom	28,634,057	3,204,727	25,429,330	—
United States	106,015,570	106,012,736	—	$2,834
Short-Term Investments	1,024,682	1,024,682	—	—

Total Investments in
Securities	$207,281,507	$118,148,728	$89,129,945	$2,834

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned

24	Global Opportunities Fund | Annual report

securities. The fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the portfolio, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused

Annual report | Global Opportunities Fund	25

portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended October 31, 2013 were $920. For the year ended October 31, 2013, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2013, the fund has a short-term capital loss carryfoward of $32,427,786 and a long-term capital loss carryforward of $197,067,771 available to offset future net realized capital gains. These carryforwards as of October 31, 2013, do not expire. Qualified late year ordinary losses of $7,411,219 are treated as occurring on November 1, 2013, the first day of the fund’s next taxable year.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended October 31, 2013 and 2012 was as follows:

	OCTOBER 31, 2013	OCTOBER 31, 2012

Ordinary Income	$3,629,347	$1,167,956

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2013, the fund had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the

26	Global Opportunities Fund | Annual report

United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, passive foreign investment companies, wash sale loss deferrals, derivative transactions and litigation proceeds.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Non-deliverable forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the fund’s risk to a counterparty equal to any amounts payable by the fund, if any.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Annual report | Global Opportunities Fund	27

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended October 31, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended October 31, 2013, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to $354.7 million as measured at each quarter end. There were no open forward foreign currency contracts at October 31, 2013.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2013:

RISK	STATEMENT OF OPERATIONS LOCATION	FOREIGN CURRENCY TRANSACTIONS*

Foreign exchange contracts	Net realized gain (loss)	($977,938)

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2013:

		TRANSLATION OF ASSETS AND
RISK	STATEMENT OF OPERATIONS LOCATION	LIABILITIES IN FOREIGN CURRENCIES*

Foreign exchange contracts	Change in unrealized appreciation	$579,254
	(depreciation)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

28	Global Opportunities Fund | Annual report

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.825% of the next $500,000,000 of the fund’s average daily net assets; and (c) 0.800% of the fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.61% and 1.10% for Class R2 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires February 28, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

For the year ended October 31, 2013, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$3,230
Class B	381
Class C	1,270
Class I	784
Class R2	18,915
Class R6	16,902
Class NAV	110
Total	$41,592

The investment management fees, including the impact of the expense reductions as described above, incurred for the year ended October 31, 2013 were equivalent to a net annual effective rate of 0.84% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting

Annual report | Global Opportunities Fund	29

and legal services fees incurred for the year ended October 31, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $104,160 for the year ended October 31, 2013. Of this amount, $15,668 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $86,035 was paid as sales commissions to broker-dealers and $2,457 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2013, CDSCs received by the Distributor amounted to $783, $111,314 and $16,383 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes, and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

30	Global Opportunities Fund | Annual report

Class level expenses. Class level expenses for the year ended October 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$665,616	$380,943	$28,537	$43,434
Class B	200,471	33,814	14,687	4,006
Class C	776,335	132,273	16,020	15,274
Class I	—	66,441	18,216	14,246
Class R2	323	31	19,199	106
Class R6	—	30	16,740	275
Total	$1,642,745	$613,532	$113,399	$77,341

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of funds Deferred Compensation Plan (the Plan), which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	DAYS	WEIGHTED AVERAGE	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	OUTSTANDING	LOAN BALANCE	INTEREST RATE	EXPENSE

Borrower	3	$15,903,759	0.485%	$643

Note 6 — Fund share transactions

Transactions in fund shares for the years ended October 31, 2013 and 2012 were as follows:

	Year ended 10-31-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,385,974	$33,578,800	9,234,161	$128,602,690
Distributions reinvested	163,878	2,312,328	40,351	492,682
Repurchased	(18,228,676)	(254,249,981)	(21,303,103)	(293,428,791)

Net decrease	(15,678,824)	($218,358,853)	(12,028,591)	($164,333,419)

Class B shares

Sold	51,245	$686,691	238,459	$3,339,627
Distributions reinvested	1,942	26,872	—	—
Repurchased	(688,833)	(9,234,831)	(728,136)	(9,793,106)

Net decrease	(635,646)	($8,521,268)	(489,677)	($6,453,479)

Class C shares

Sold	313,413	$4,250,131	1,211,517	$16,981,626
Distributions reinvested	10,819	149,632	—	—
Repurchased	(4,912,604)	(66,355,807)	(5,102,932)	(68,492,750)

Net decrease	(4,588,372)	($61,956,044)	(3,891,415)	($51,511,124)

Annual report | Global Opportunities Fund	31

	Year ended 10-31-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class I shares

Sold	1,716,980	$24,832,085	5,121,280	$71,322,564
Distributions reinvested	56,156	797,394	39,266	482,188
Repurchased	(7,233,382)	(101,230,222)	(12,475,589)	(175,443,819)

Net decrease	(5,460,246)	($75,600,743)	(7,315,043)	($103,639,067)

Class R2 shares[1]

Sold	206	$2,821	8,422	$128,177
Repurchased	(39)	(527)	—	—

Net increase	167	$2,294	8,422	$128,177

Class R6 shares

Sold	3,827	$55,844	259	$3,475
Distributions reinvested	3	39	—	—
Repurchased	(1,563)	(22,173)	—	—

Net increase	2,267	$33,710	259	$3,475

Class NAV shares

Sold	90,742	$1,286,219	294,925	$4,301,223
Distributions reinvested	5,455	77,788	2,166	26,689
Repurchased	(257,371)	(3,604,369)	(331,287)	(4,776,007)

Net decrease	(161,174)	($2,240,362)	(34,196)	($448,095)

Total net decrease	(26,521,828)	($366,641,266)	(23,750,241)	($326,253,532)

[1] The inception date for Class R2 shares is 3-1-12.

Affiliates of the fund owned 75%, 73% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV, respectively, on October 31, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $442,541,190 and $812,369,485, respectively, for the year ended October 31, 2013.

32	Global Opportunities Fund | Annual report

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the year ended October 31, 2013, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

BHG SA
Purchased: None
Sold: 2,347,417	2,347,417	None	($542,796)	None	None

Fortune Minerals, Ltd.
Purchased: None
Sold: 8,350,560	8,350,560	None	($3,389,556)	None	None

Ivanhoe Energy, Inc.
Purchased: None
Sold: 21,746,122	21,746,122	None	($9,117,983)	None	None

Karnalyte Resources, Inc.
Purchased: None
Sold: 2,553,769	2,553,769	None	($16,292,707)	None	None

Warren Resources, Inc.
Purchased: None
Sold: 7,134,520	7,134,520	None	$836,276	None	None

Annual report | Global Opportunities Fund	33

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and
the Shareholders of John Hancock Global Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Opportunities Fund (the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2013

34	Global Opportunities Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Global Opportunities Fund	35

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Global Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be

36	Global Opportunities Fund | Annual report

based in part on its consideration of the advisory and subadvisory arrangement in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

Annual report | Global Opportunities Fund	37

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-, three-, and five-year periods ended December 31, 2012.

The Board noted that the fund’s performance is being closely monitored. The Board also noted that the fund recently changed portfolio managers.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for this fund are higher than the peer group medians. The Board took into account management’s discussion of the fund’s expenses.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below The Board also noted that, in addition, the Advisor has agreed to waive fees and/or reimburse expenses with respect to certain share classes of the fund if they exceed specified levels. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

38	Global Opportunities Fund | Annual report

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

Annual report | Global Opportunities Fund	39

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

40	Global Opportunities Fund | Annual report

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Annual report | Global Opportunities Fund	41

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates,[2] Born: 1946	2012	233

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[4] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2,3] Born: 1941	2012	233

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	233

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1994	233

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[4] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

42	Global Opportunities Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey,[2] Born: 1946	2012	233

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2,3] Born: 1947	2012	233

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	233

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[4] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	233

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).

Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1991	233

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[4]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds[4], John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

Annual report | Global Opportunities Fund	43

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2009	233

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[4] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[5]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle,[2] Born: 1959	2012	233

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).

Trustee, John Hancock retail funds[4] (since 2012 and 2005–2010); Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	233

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock Funds
II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	233

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

44	Global Opportunities Fund | Annual report

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[4] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock Funds
II (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[4]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2007); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[4] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

Annual report | Global Opportunities Fund	45

Principal officers who are not Trustees (continued)

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[4] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the fund effective December 1, 2012.

3 Member of the Audit Committee.

4 “John Hancock retail funds” comprises John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.

5 The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.

46	Global Opportunities Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Global Opportunities Fund	47

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	69A 10/13
MF164350	12/13

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2013, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended October 31, 2013 and 2012. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	October 31, 2013	October 31, 2012

John Hancock Balanced Fund	$35,573	$41,507

John Hancock Large Cap Equity Fund	32,495	37,371

John Hancock Global Opportunities Fund	29,211	34,086

John Hancock Small Cap Intrinsic Value Fund	30,755	31,630

John Hancock Sovereign Investors Fund	28,117	28,992

Total	$156,151	$173,586

(b) Audit-Related Services

Audit-related service fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser (“control affiliates”) that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	October 31, 2013	October 31, 2012

John Hancock Balanced Fund	$1,236	$1,094

John Hancock Large Cap Equity Fund	1,236	1,094

John Hancock Global Opportunities Fund	1,236	1,094

John Hancock Small Cap Intrinsic Value Fund	1,236	1,094

John Hancock Sovereign Investors Fund	1,236	1,094

Total	$6,180	$5,470

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended October 31, 2013 and 2012. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	October 31, 2013	October 31, 2012

John Hancock Balanced Fund	$3,903	$3,903

John Hancock Large Cap Equity Fund	3,032	3,032

John Hancock Global Opportunities Fund	2,787	2,787

John Hancock Small Cap Intrinsic Value Fund	2,629	2,629

John Hancock Sovereign Investors Fund	3,022	3,022

Total	$15,373	$15,373

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended October 31, 2013 and 2012 amounted to the following:

Fund	October 31, 2013	October 31, 2012

John Hancock Balanced Fund	$1,998	$419

John Hancock Large Cap Equity Fund	213	419

John Hancock Global Opportunities Fund	214	419

John Hancock Small Cap Intrinsic Value Fund	213	419

John Hancock Sovereign Investors Fund	213	171

Total	$2,851	$1,847

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal period ended October 31, 2013, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant for non- audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended October 31, 2013 and 2012 amounted to the following:

Trust	October 31, 2013	October 31, 2012

John Hancock Investment Trust	$4,617,093	$3,673,154

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	December 20, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	December 20, 2013